UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10221

                             ALLIANCEBERNSTEIN TRUST

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2004

                   Date of reporting period: November 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.



[LOGO] ALLIANCEBERNSTEIN(SM)
Investment Research and Management


Global Value

-------------------------------------------------------------------------------
AllianceBernstein Global Value Fund
   Annual Report--November 30, 2004
-------------------------------------------------------------------------------

   Investment Products Offered
==================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
==================================

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

January 31, 2005


Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Global Value Fund (the "Fund") for the annual reporting period ended November 30, 2004.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities from around the world, including the United States. The Fund's investment policies emphasize investments in companies determined by Alliance to be undervalued using the fundamental value approach of Alliance's Bernstein research unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. In order to hedge a portion of its currency risk the Fund may, from time to time, invest in currency futures or forward contracts.

Investment Results

The table on page 4 provides performance data for the Fund and its benchmark, the Morgan Stanley Capital International ("MSCI") World Index, for the six- and 12-month periods ended November 30, 2004.

The Fund outperformed the MSCI World Index over both the six- and 12-month periods ended November 30, 2004. The Fund's premium was a function of sector positioning, stock selection within sectors, and currency. In terms of sector positions, the Fund benefited from its underweighted positions in the medical and technology sectors (the worst performing sectors during the period) and from overweighted positions in energy, industrial commodities and capital equipment (the best performing sectors during the annual reporting period).

Individual stock selection within sectors also positively contributed to the Fund's performance. The Fund's holdings within the finance, energy, industrial commodities, and transportations sectors outperformed their peers, which contributed to relative return. The Fund's energy stocks profited from the high price of crude oil and expanded refining margins, and its energy holdings in the U.S. and emerging markets did particularly well. Many of the Fund's financial holdings rose strongly as improved economic conditions led to an amelioration in credit quality. Industrial commodity and transportation stocks did well as strong economic growth, especially in China, kept demand high. On the other hand, a few key automobile holdings turned in a disappointing performance over the 12-month reporting period because of poor demand for new models and because of fears that a falling U.S. dollar would erode profits. Several consumer staples stocks also detracted somewhat from the Fund's premium.

The Fund's underweight of the U.S. dollar also contributed to its premium during the 12-month reporting period ended November 30, 2004. The U.S. dollar fell against major world currencies over the last 12 months; and, holding a lower-than-benchmark position


--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 1
in dollars helped the Fund avoid some of that loss.

Market Review and Investment Strategy

Global stocks continued their rally during the 12-month period ended November 30, 2004 even though the rise was more muted than that of the previous year. Investors spent much of the year worrying about potential obstacles to continued economic expansion, including record high oil prices, policy changes in China, restrained capital spending, and a falling U.S. dollar. However, in the end, economic and corporate earnings growth proved quite resilient. In fact, profit growth surpassed analysts' expectations in every region of the world, providing a firm foundation for higher market values.

Energy stocks were the year's strongest performers because of high oil prices and expanded refining margins. Other industrial commodities such as steel, coal, and copper all rose markedly in price because of very high demand, and the companies that provide these commodities recorded sharply higher profits. On the other hand, medical stocks did poorly, reflecting investor fears about litigation threats and the downward pressure on drug prices. The technology sector was down because of disappointment about the slow upswing in information technology spending. Moreover, from a U.S. perspective, markets received a further boost from the fall in the U.S. dollar.

The Fund's management team maintained and benefited from a cyclical tilt in the Fund's positioning over the last 12 months. This tilt was not the result of any broad macroeconomic call; rather, the team's fundamental research led it to see that the prospective profitability of many cyclical companies (energy, construction and housing, industrial commodity, financial stocks, and all sectors where the team's selections did very well) was not reflected in the companies' share prices. Over the course of the year, many of the Fund's holdings were sold (specifically several commodity, banking and automobile-related names) and the proceeds were invested in areas that the team found more attractive, including undervalued holdings in insurance, oil and technology.

In Memory

It is with sadness that we announce the passing of Clifford L. Michel, a member of the Board of Trustees of AllianceBernstein Global Value Fund. Mr. Michel served the interests of the Fund's shareholders for the last three years. His hard work, dedication and contributions to the Fund will be greatly missed.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

HISTORICAL PERFORMANCE


Historical Performance
--------------------------------------------------------------------------------

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class shares will vary due to different expenses associated with this class. Performance assumes reinvestment of distributions and does not account for taxes. During the reporting period, the Adviser waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the AllianceBernstein Global Value Fund expenses on an annual basis to 1.50%, 2.20%, 2.20% and 2.20% of the average daily nest assets of Class A, Class, B, Class C and Advisor Class shares, respectively. These waivers extend through the Fund's current fiscal year and may be extended by the Adviser for additional one-year terms. Without the waivers, the Fund's expenses would have been higher and its performance would have been lower than that shown.

Benchmark Disclosure

The unmanaged MSCI World Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a market capitalization-weighted index that measures the performance of stock markets in 23 developed countries. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Fund.

A Word About Risk

Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be "value" stocks are able to turn their business around or successfully employ corrective strategies, which would result in stock prices that rise as initially expected. A substantial amount of the Fund's assets may be invested in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investment in the Fund includes risks not associated with funds that invest exclusively in U.S. issues. Because the Fund will invest in foreign currency denominated securities, these fluctuations may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 3

HISTORICAL PERFORMANCE
(continued from previous page)


                                       -----------------------------------------
                                                        Returns
  THE FUND VS. ITS BENCHMARK           -----------------------------------------
  PERIODS ENDED NOVEMBER 30, 2004            6 Months         12 Months
--------------------------------------------------------------------------------
  AllianceBernstein Global Value Fund
   Class A                                     12.89%            21.09%
--------------------------------------------------------------------------------
   Class B                                     12.57%            20.22%
--------------------------------------------------------------------------------
   Class C                                     12.56%            20.20%
--------------------------------------------------------------------------------
   Advisor Class                               13.14%            21.47%
--------------------------------------------------------------------------------
  MSCI World Index                              9.25%            17.97%
--------------------------------------------------------------------------------



GROWTH OF A $10,000 INVESTMENT IN THE FUND
3/29/01* TO 11/30/04

                     [TABLE BELOW REPRESENT MOUNTAIN GRAPH[

                     AllianceBernstein Global
                        Value Fund Class A              MSCI World Index
--------------------------------------------------------------------------------
3/29/01*                       $ 9,575                         $10,000
11/30/01                       $ 9,230                         $ 9,564
11/30/02                       $ 8,206                         $ 8,137
11/30/03                       $10,146                         $ 9,745
11/30/04                       $12,285                         $11,496


AllianceBernstein Global Value Fund Class A: $12,285

MSCI World Index: $11,496

* Since inception of the Fund's Class A shares on 3/29/01.

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Global Value Fund Class A shares (from 3/29/01* to 11/30/04) as compared to the performance of its benchmark, the MSCI World Index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains.

See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------

                                NAV Returns               SEC Returns

Class A Shares
1 Year                             21.09%                    15.91%
Since Inception*                    7.02%                     5.77%

Class B Shares
1 Year                             20.22%                    16.22%
Since Inception*                    6.28%                     6.04%

Class C Shares
1 Year                             20.20%                    19.20%
Since Inception*                    6.30%                     6.30%

Advisor Class Shares
1 Year                             21.47%
Since Inception*                    7.29%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (DECEMBER 31, 2004)
--------------------------------------------------------------------------------

Class A Shares
1 Year                                                       13.26%
Since Inception*                                              6.63%

Class B Shares
1 Year                                                       13.41%
Since Inception*                                              6.87%

Class C Shares
1 Year                                                       16.48%
Since Inception*                                              7.14%

* Inception dates: 3/29/01 for Class A, B, C and Advisor Class shares.

See Historical Performance disclosures on page 3.


--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 5

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                        Beginning             Ending
                      Account Value        Account Value          Expenses Paid
                      June 1, 2004       November 30, 2004        During Period*
--------------------------------------------------------------------------------
Class A
Actual                  $ 1,000             $ 1,128.92               $  7.45
Hypothetical
(5% return
before expenses)        $ 1,000             $ 1,018.00               $  7.06
--------------------------------------------------------------------------------
Class B
Actual                  $ 1,000             $ 1,125.68               $ 11.37
Hypothetical
(5% return
before expenses)        $ 1,000             $ 1,014.30               $ 10.78
--------------------------------------------------------------------------------
Class C
Actual                  $ 1,000             $ 1,125.56               $ 11.21
Hypothetical
(5% return
before expenses)        $ 1,000             $ 1,014.45               $ 10.63
-------------------------------------------------------------------------------

Advisor Class
Actual                  $ 1,000             $ 1,131.37               $  5.86
Hypothetical
(5% return
before expenses)        $ 1,000             $ 1,019.50               $  5.55
-------------------------------------------------------------------------------

* Expenses are equal to the classes' annualized expense ratios of 1.40%, 2.14%, 2.11% and 1.10%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

PORTFOLIO SUMMARY
November 30, 2004


PORTFOLIO STATISTICS
Net Assets ($mil): $169.5

SECTOR BREAKDOWN

o   32.1% Financial
o   13.6% Energy
o   11.2% Industrial Commodities
o   11.1% Capital Equipment
o    8.8% Technology
o    5.7% Consumer Cyclicals                [PIE GRAPH OMITTED]
o    5.7% Utilities
o    5.4% Consumer Staples
o    3.8% Medical
o    1.7% Construction & Housing
o    0.2% Transportation

o    0.7% Short Term


COUNTRY BREAKDOWN

o   43.1% United States
o   10.8% Japan
o    9.4% United Kingdom
o    5.7% Canada
o    5.5% France
o    4.9% Germany
o    2.0% South Korea                 [PIE GRAPH OMITTED]
o    1.8% Brazil
o    1.7% Singapore
o    1.6% Belgium
o    1.5% South Africa
o    1.5% Italy
o    9.8% Other

o  0.7% Short-Term


All data are as of November 30, 2004. The Fund's sector and country breakdowns are expressed as a percentage of total investments and may vary over time. "Other" country weighting represents less than 1.5% weightings in the following countries: Austria, China, Hungary, Indonesia, Israel, Netherlands, Norway, Spain, Sweden, Switzerland, Thailand, Taiwan and Turkey.


--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 7

TEN LARGEST HOLDINGS
November 30, 2004


                                                                 Percent of
Company                                  U.S. $ Value            Net Assets
--------------------------------------------------------------------------------
Bank of America Corp.                    $  3,739,079                 2.2%
--------------------------------------------------------------------------------
BP Plc                                      3,657,166                 2.2
--------------------------------------------------------------------------------
Citigroup, Inc.                             3,638,175                 2.1
--------------------------------------------------------------------------------
Hewlett-Packard Co.                         3,412,000                 2.0
--------------------------------------------------------------------------------
General Electric Co.                        3,274,336                 1.9
--------------------------------------------------------------------------------
ConocoPhillips                              3,218,771                 1.9
--------------------------------------------------------------------------------
Comcast Corp. Cl.A Special                  3,053,950                 1.8
--------------------------------------------------------------------------------
Textron, Inc.                               2,941,110                 1.8
--------------------------------------------------------------------------------
Continental AG                              2,898,253                 1.7
--------------------------------------------------------------------------------
Altria Group, Inc.                          2,888,873                 1.7
--------------------------------------------------------------------------------
                                         $ 32,721,713                19.3%


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

PORTFOLIO OF INVESTMENTS
November 30, 2004


Company                                                 Shares     U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-97.2%

Foreign Investments-55.0%
Austria-0.8%
OMV AG .........................................           5,200     $ 1,370,299
                                                                     -----------
Belgium-1.6%
Belgacom(a) ....................................          12,400         493,216
Delhaize Le Lion, SA ...........................          14,100       1,088,422
KBC Bankverzekeringsholding ....................          15,000       1,114,907
                                                                      ----------
                                                                       2,696,545
                                                                      ----------
Brazil-1.8%
Companhia de Saneamento Basico do
  Estado de Soa Paulo ..........................       4,590,000         245,259
  Gerdau, SA (ADR) .............................          32,800         596,960
Petroleo Brasileiro, SA (ADR) ..................          25,200         868,896
Suzano Bahia Sul Papel e Celulose, SA ..........          50,000         224,195
Unibanco-Uniao de Bancos Brasileiros,
  SA (GDR) .....................................          19,500         545,415
Usinas Siderurgicas de Minas Gerais, SA ........          12,500         251,418
Votorantim Celulose e Papel, SA (ADR) ..........           6,400         240,960
                                                                      ----------
                                                                       2,973,103
                                                                      ----------
Canada-5.5%
Alcan, Inc. ....................................          48,200       2,447,862
Bank of Nova Scotia ............................          55,025       1,728,922
BCE, Inc. ......................................              98           2,375
Husky Energy, Inc. .............................          20,000         582,206
Manulife Financial Corp. .......................          34,300       1,534,466
Manulife Financial Corp.(b) ....................           3,555         159,726
Nexen, Inc. ....................................          32,100       1,409,617
Petro-Canada ...................................          25,800       1,469,362
                                                                      ----------
                                                                       9,334,536
                                                                      ----------
China-0.2%
China Petroleum & Chemical Corp. Cl.H ..........         836,000         354,619
                                                                      ----------
France-5.4%
Arcelor ........................................         122,720       2,697,412
Assurances Generales de France .................          26,625       1,825,725
Renault, SA ....................................          26,300       2,148,000
Sanofi-Synthelabo, SA ..........................          33,161       2,490,676
                                                                      ----------
                                                                       9,161,813
                                                                      ----------
Germany-4.8%
Continental AG .................................          47,700       2,898,253
Depfa Bank Plc .................................         110,000       1,793,506
Heidelberger Zement AG .........................          33,586       1,908,556
MAN AG .........................................          40,000       1,512,096
                                                                      ----------
                                                                       8,112,411
                                                                      ----------


--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 9

Company                                                Shares      U.S. $ Value
--------------------------------------------------------------------------------

Hungary-0.7%
MOL Magyar Olaj-es Gazipari Rt ...................         17,500    $ 1,178,685
                                                                     -----------
Indonesia-0.3%
PT Astra International Tbk .......................        457,500        455,645
                                                                     -----------
Israel-0.3%
Bank Hapoalim, Ltd. ..............................        204,400        595,339
                                                                     -----------
Italy-1.4%
ENI SpA ..........................................         98,950      2,428,282
                                                                     -----------
Japan-10.6%
Aiful Corp. ......................................         17,450      1,968,840
Canon, Inc. ......................................         48,600      2,423,604
Hitachi, Ltd. ....................................         75,000        480,617
Honda Motor Co., Ltd. ............................         50,900      2,429,375
JFE Holdings, Inc. ...............................         67,100      1,920,744
Nippon Meat Packers, Inc. ........................         76,000        979,692
Nissan Motor Co., Ltd. ...........................        166,000      1,739,206
Promise Co., Ltd. ................................         23,600      1,642,429
Sumitomo Mitsui Financial Group, Inc. ............            388      2,684,584
UFJ Holdings, Inc.(a) ............................            316      1,663,909
                                                                     -----------
                                                                      17,933,000
                                                                     -----------
Netherlands-1.3%
ING Groep NV .....................................         60,600      1,659,301
Koninklijke (Royal) Philips Electronics NV .......         20,000        514,179
                                                                     -----------
                                                                       2,173,480
                                                                     -----------
Norway-0.3%
Yara International ASA(a) ........................         35,300        452,948
                                                                     -----------
Singapore-1.7%
Flextronics International, Ltd.(a) ...............         92,300      1,324,505
Singapore Telecommunications, Ltd. ...............      1,075,290      1,553,216
                                                                     -----------
                                                                       2,877,721
                                                                     -----------
South Africa-1.5%
ABSA Group, Ltd. .................................         87,500      1,059,488
Sanlam, Ltd. .....................................        324,500        675,809
Telkom South Africa, Ltd. ........................         45,200        770,189
                                                                     -----------
                                                                       2,505,486
                                                                     -----------
South Korea-2.0%
Hanwha Chemical Corp. ............................         35,200        342,650
Hyundai Motor Co. ................................         11,400        559,475
Industrial Bank of Korea .........................         31,400        229,842
INI Steel Co. ....................................         34,100        446,981
Kookmin Bank(a) ..................................          7,000        264,319


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

Nong Shim Co., Ltd. ............................           1,100     $   234,837
POSCO ..........................................           3,900         728,504
Shinhan Financial Group Co., Ltd. ..............          25,100         524,852
                                                                     -----------
                                                                       3,331,460
                                                                     -----------
Spain-1.4%
Repsol YPF, SA .................................          96,400       2,343,272
                                                                     -----------
Sweden-1.1%
Svenska Cellulosa AB ...........................          46,100       1,918,423
                                                                     -----------
Switzerland-1.3%
Credit Suisse Group(a) .........................          54,000       2,099,721
Micronas Semiconductor Holding AG(a) ...........           2,700         115,993
                                                                     -----------
                                                                       2,215,714
                                                                     -----------
Taiwan-1.4%
China Steel Corp. (GDR) ........................          22,770         498,436
CMC Magnetics Corp. ............................         731,000         342,014
Compal Electronics, Inc. .......................         255,000         243,459
Compal Electronics, Inc. (GDR) .................         144,453         664,484
Far EasTone Telecommunications Co.,
  Ltd. (GDR) ...................................           8,579         144,985
Taiwan Semiconductor Manufacturing Co.,
  Ltd. (ADR) ...................................          59,325         472,820
                                                                       2,366,198
                                                                     -----------
Thailand-0.2%
PTT Public Co., Ltd. ...........................          88,500         382,296
                                                                     -----------
Turkey-0.2%
Ford Otomotiv Sanayi AS ........................      60,286,000         420,698
                                                                     -----------
United Kingdom-9.2%
Aviva Plc ......................................         220,391       2,433,791
BP Plc .........................................         359,000       3,657,166
George Wimpey Plc ..............................          60,000         408,125
GlaxoSmithKline Plc ............................          36,700         773,256
InterContinental Hotels Group Plc ..............         100,000       1,269,024
Royal & Sun Alliance Insurance Group Plc .......         351,600         494,167
Taylor Woodrow Plc .............................         100,000         442,763
Vodafone Group Plc .............................         875,000       2,371,359
Whitbread Plc ..................................         101,500       1,544,226
Xstrata Plc ....................................         124,650       2,209,256
                                                                     -----------
                                                                      15,603,133
                                                                     -----------
Total Foreign Investments
  (cost $70,701,804) ...........................                      93,185,106



--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 11

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

United States Investments-42.2%
Financial-15.6%
Banks-NYC-3.6%
Citigroup, Inc. ................................          81,300     $ 3,638,175
J.P. Morgan Chase & Co. ........................          66,600       2,507,490
                                                                     -----------
                                                                       6,145,665
                                                                     -----------
Financial Services-1.2%
Lehman Brothers Holdings, Inc. .................          10,500         879,690
Morgan Stanley .................................           7,500         380,625
The Goldman Sachs Group, Inc. ..................           8,000         838,080
                                                                     -----------
                                                                       2,098,395
                                                                     -----------
Insurance-0.9%
The Hartford Financial Services Group, Inc. ....          23,700       1,516,800
                                                                     -----------
Life Insurance-1.1%
MetLife, Inc. ..................................          49,100       1,914,900
                                                                     -----------
Major Regional Banks-3.3%
Bank of America Corp. ..........................          80,810       3,739,079
National City Corp. ............................          22,750         843,570
Wachovia Corp. .................................          17,500         905,625
                                                                     -----------
                                                                       5,488,274
                                                                     -----------
Property / Casualty Insurance-2.9%
Chubb Corp. ....................................          20,400       1,554,684
PartnerRe, Ltd. ................................          15,200         930,544
The St. Paul Travelers Cos., Inc. ..............          34,730       1,266,950
XL Capital, Ltd. Cl.A ..........................          16,000       1,205,760
                                                                     -----------
                                                                       4,957,938
                                                                     -----------
Savings & Loan-2.6%
Federal Home Loan Mortgage Corp. ...............          27,400       1,870,324
Federal National Mortgage Association ..........          36,500       2,507,550
                                                                     -----------
                                                                       4,377,874
                                                                     -----------
                                                                      26,499,846
Technology-4.7%
Communication-Equipment
Manufacturers-0.4%
Tellabs, Inc.(a) ...............................          79,100         676,305
                                                                     -----------
Computers-2.0%
Hewlett-Packard Co. ............................         170,600       3,412,000
                                                                     -----------
Data Processing-0.4%
Sanmina-SCI Corp.(a) ...........................          70,000         618,100
                                                                     -----------


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

Miscellaneous Technology-1.9%
Arrow Electronics, Inc.(a) .....................          15,000      $  367,950
Avnet, Inc.(a) .................................          11,125         204,700
Ingram Micro, Inc. Cl.A(a) .....................          15,525         298,701
Microsoft Corp. ................................          56,300       1,509,403
Solectron Corp.(a) .............................         148,830         930,187
                                                                      ----------
                                                                       3,310,941
                                                                      ----------
                                                                       8,017,346
Consumer Cyclicals-4.0%
Autos & Auto Parts-0.3%
Lear Corp. .....................................           9,700         562,600
                                                                      ----------
Broadcasting & Publishing-2.3%
Comcast Corp. Cl.A Special(a) ..................         103,000       3,053,950
Time Warner, Inc.(a) ...........................          49,100         869,561
                                                                      ----------
                                                                       3,923,511
                                                                      ----------
Business & Public Services-0.1%
The Interpublic Group of Cos., Inc.(a) .........          12,025         149,230
                                                                      ----------
Household-Appliances / Durables-0.4%
Whirlpool Corp. ................................           8,749         564,748
                                                                      ----------
Retailers-0.4%
Office Depot, Inc.(a) ..........................          42,000         688,800
                                                                      ----------
Textiles & Apparel-0.5%
V. F. Corp. ....................................          15,000         809,850
                                                                      ----------
                                                                       6,698,739
                                                                      ----------
Consumer Staples-3.9%
Beverages & Tobacco-2.1%
Altria Group, Inc. .............................          50,250       2,888,873
PepsiCo, Inc. ..................................          14,000         698,740
                                                                      ----------
                                                                       3,587,613
                                                                      ----------
Retail Stores-Food-1.8%
Safeway, Inc.(a) ...............................          55,200       1,064,256
SUPERVALU, Inc. ................................          20,000         631,800
The Kroger Co.(a) ..............................          82,900       1,341,322
                                                                      ----------
                                                                       3,037,378
                                                                      ----------
                                                                       6,624,991
Energy-3.9%
Energy Sources-1.6%
Occidental Petroleum Corp. .....................          42,900       2,583,009
                                                                      ----------
Oils-Integrated Domestic-2.3%
ChevronTexaco Corp. ............................          13,000         709,800
ConocoPhillips .................................          35,375       3,218,771
                                                                      ----------
                                                                       3,928,571
                                                                      ----------
                                                                       6,511,580
                                                                      ----------


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 13

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

Capital Equipment-3.7%
Electrical Equipment-1.9%
General Electric Co. .............................         92,600    $ 3,274,336
                                                                     -----------
Miscellaneous Capital Goods-1.8%
Textron, Inc. ....................................         40,500      2,941,110
                                                                     -----------
                                                                       6,215,446
                                                                     -----------
Utilities-2.2%
Electric Companies-1.9%
American Electric Power Co., Inc. ................         28,550        975,554
Entergy Corp. ....................................         25,800      1,672,356
Sempra Energy ....................................         18,000        665,640
                                                                     -----------
                                                                       3,313,550
                                                                     -----------
Telecommunication-0.3%
Qwest Communications International, Inc.(a)  .....        121,400        485,600
                                                                     -----------
                                                                       3,799,150
                                                                     -----------
Industrial Commodities-2.2%
Chemicals-0.3%
Eastman Chemical Co. .............................          9,300        505,734
                                                                     -----------
Paper-1.9%
International Paper Co. ..........................         21,700        900,984
MeadWestvaco Corp. ...............................         25,649        863,089
Smurfit-Stone Container Corp.(a) .................         77,400      1,390,104
                                                                     -----------
                                                                       3,154,177
                                                                     -----------
                                                                       3,659,911
                                                                     -----------
Medical-1.8%
Drugs-1.8%
Merck & Co., Inc. ................................         17,100        479,142
Pfizer, Inc. .....................................         94,300      2,618,711
                                                                     -----------
                                                                       3,097,853
                                                                     -----------
Transportation-0.2%
Railroads-0.2%
CSX Corp. ........................................         10,000        381,300
                                                                     -----------
Total United States Investments
  (cost $65,810,543) ..............................                   71,506,162
                                                                     -----------
Total Common Stocks
  (cost $136,512,347) .............................                  164,691,268
                                                                     -----------


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

Portfolio of Investments
--------------------------------------------------------------------------------

                                                   Principal
                                                     Amount
Company                                              (000)          U.S. $ Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT-0.7%
Time Deposit-0.7%
State Street Euro Dollar
  1.35%, 12/01/04
  (cost $1,214,000) ........................      $      1,214      $  1,214,000
                                                                    ------------
Total Investments-97.9%
  (cost $137,726,347) ......................                         165,905,268
Other assets less liabilities-2.1% .........                           3,565,277
                                                                    ------------

Net Assets-100% ............................                        $169,470,545
                                                                    ------------


FINANCIAL FUTURES CONTRACTS PURCHASED (see Note D)

                                                      Value at
                  Number of   Expiration   Original  November 30,    Unrealized
      Type        Contracts      Month       Value       2004       Appreciation
--------------------------------------------------------------------------------

U.S. Dollar S&P
500 Index             9     December 2004  $2,545,362  $2,641,725     $ 96,363



(a) Non-income producing security.
(b) U.S. exchange listed.

   Glossary of Terms:
   ADR-American Depositary Receipt
   GDR-Global Depositary Receipt

   See notes to financial statements.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 15

STATEMENT OF ASSETS & LIABILITIES
November 30, 2004

Assets
Investments in securities, at value (cost $137,726,347).   $   165,905,268
Cash....................................................           144,355(a)
Foreign cash, at value (cost $3,054,019)................         3,159,346
Dividends and interest receivable.......................           495,781
Receivable for shares of beneficial interest sold.......           216,602
Receivable for investment securities sold...............            71,626
                                                           ---------------
Total assets............................................       169,992,978
                                                           ---------------
Liabilities
Payable for shares of beneficial interest redeemed......           244,792
Advisory fee payable....................................           101,566
Payable for investment securities purchased.............            48,271
Distribution fee payable................................            16,730
Transfer Agent fee payable..............................             4,078
Payable for variation margin on futures contracts.......             4,275
Accrued expenses........................................           102,721
                                                           ---------------
Total liabilities.......................................           522,433
                                                           ---------------
Net Assets..............................................   $   169,470,545
                                                           ---------------
Composition of Net Assets
Paid-in capital.........................................   $   133,713,226
Undistributed net investment income.....................         2,059,313
Accumulated net realized gain on investment
and foreign currency transactions.......................         5,313,958
Net unrealized appreciation of investments
  and foreign currency denominated assets
  and liabilities.......................................        28,384,048
                                                           ---------------
                                                             $ 169,470,545
                                                           ---------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($23,535,569/1,865,954 shares of beneficial interest
  issued and outstanding)...............................            $12.61
Sales charge--4.25% of public offering price............               .56
                                                                    ------
Maximum offering price..................................            $13.17
                                                                    ------
Class B Shares
Net asset value and offering price per share
  ($9,007,387/723,598 shares of beneficial interest
  issued and outstanding)...............................            $12.45
                                                                    ------
Class C Shares
Net asset value and offering price per share
  ($5,217,713/418,712 shares of beneficial interest
  issued and outstanding)...............................            $12.46
                                                                    ------
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($131,709,876/10,404,586 shares of beneficial interest
  issued and outstanding)...............................            $12.66
                                                                    ------

(a) An amount of U.S. $144,000 has been segregated as collateral for the financial futures contracts outstanding at November 30, 2004. See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

STATEMENT OF OPERATIONS
Year Ended November 30, 2004


Investment Income
Dividends (net of foreign taxes
withheld of $263,109)................... $     3,493,831
Interest................................          17,815   $     3,511,646
                                         ---------------
Expenses
Advisory fee............................       1,385,658
Distribution fee--Class A...............          58,294
Distribution fee--Class B...............          70,183
Distribution fee--Class C...............          41,576
Custodian...............................         247,413
Transfer agency.........................         100,271
Administrative..........................          82,500
Registration fees.......................          58,306
Printing................................          50,549
Audit...................................          43,049
Trustees' fees..........................          18,838
Legal...................................           6,765
Miscellaneous...........................          11,892
                                         ---------------
Total expenses..........................       2,175,294
Less: expenses waived and reimbursed
  by the Adviser and the Transfer Agent
  (see Note B)..........................        (358,142)
Less: expense offset arrangement
  (see Note B)..........................             (16)
                                         ---------------
Net expenses............................                         1,817,136
                                                           ---------------
Net investment income...................                         1,694,510
                                                           ---------------
Realized and Unrealized Gain
on Investment and Foreign Currency
Transactions
Net realized gain on:
  Investment transactions...............                         9,213,826
  Futures contracts.....................                           237,768
  Foreign currency transactions.........                           459,171
Net change in unrealized appreciation/
  depreciation of:
     Investments........................                        16,900,458(a)
     Futures contracts..................                             1,578
     Foreign currency denominated assets
       and liabilities..................                            59,251
                                                           ---------------
Net gain on investment and foreign
  currency transactions.................                        26,872,052
                                                           ---------------
Net Increase in Net Assets
  from Operations.......................                   $    28,566,562
                                                           ===============


(a) Net of accrued foreign capital gains taxes of $7,877. See notes to financial statements.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 17

STATEMENT OF CHANGES IN NET ASSETS



                                            Year Ended       Year Ended
                                           November 30,     November 30,
                                               2004             2003
                                         ---------------   ---------------
Increase in Net Assets
from Operations
Net investment income................... $     1,694,510   $     1,357,463
Net realized gain on investment
  and foreign currency transactions.....       9,910,765         1,094,864
Net change in unrealized
  appreciation/depreciation of investments
  and foreign currency denominated
  assets and liabilities................      16,961,287        21,348,509
                                         ---------------   ---------------
Net increase in net assets from
  operations............................      28,566,562        23,800,836
Dividends to Shareholders from
Net investment income
   Class A..............................        (171,863)          (61,263)
   Class B..............................         (19,216)           (4,684)
   Class C..............................         (11,337)           (2,324)
   Advisor Class........................      (1,358,383)         (704,232)
Transactions in Shares of
Beneficial Interest
Net increase............................      16,898,046        13,117,912
                                         ---------------   ---------------
Total increase..........................      43,903,809        36,146,245
Net Assets
Beginning of period.....................     125,566,736        89,420,491
                                         ---------------   ---------------
End of period (including undistributed
  net investment income of $2,059,313
  and $1,466,431, respectively)......... $   169,470,545   $   125,566,736
                                         ===============   ===============


See notes to financial statements.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS
November 30, 2004


NOTEA
Significant Accounting Policies
AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the AllianceBernstein Global Value Fund, the AllianceBernstein International Value Fund, the AllianceBernstein Small Cap Value Fund and the AllianceBernstein Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein Global Value Fund (the "Fund"). The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 19
close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

Notes to Financial Statements
--------------------------------------------------------------------------------

and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

The fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees. Expenses of the Trust are charged to each Fund in proportion to net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the



--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 21
extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis 1.50%, 2.20%, 2.20% and 1.20% of the daily average net assets for the Class A, Class B, Class C and Advisor Class shares, respectively. For the year ended November 30, 2004, such waiver amounted to $ 22,605.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General Office ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. Through September 6, 2004 such waiver amounted to $249,976. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the year ended November 30, 2004, the Adviser voluntarily agreed to waive its fees. Such waiver amounted to $82,500.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $52,682 for the year ended November 30, 2004. During the period, AGIS voluntarily agreed to waive a portion of its fees for such services. Such waiver amounted to $3,061.

For the year ended November 30, 2004, the Fund's expenses were reduced by $16 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $2,725 from the sale of Class A shares and received $703, $11,179 and $624 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended November 30, 2004.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

Brokerage commissions paid on investment transactions for the year ended November 30, 2004 amounted to $185,493, of which $31,484 was paid to Sanford C. Bernstein &Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $323,343 and $241,633 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2004, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding
  U.S. government securities)........... $    69,065,253   $    51,584,503
U.S. government securities..............               -0-              -0-


The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding futures and foreign currency transactions) are as follows:

Cost....................................................   $   137,726,563
                                                           ---------------
Gross unrealized appreciation...........................   $    32,908,690
Gross unrealized depreciation...........................        (4,729,985)
                                                           ---------------
Net unrealized appreciation.............................   $    28,178,705
                                                           ===============


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 23

1. Financial Futures Contracts
The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse effects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Forward Exchange Currency Contracts
The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

NOTE E
Shares of Beneficial Interest
There is an unlimited number of shares of beneficial interest authorized, without par value, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:


                ------------------------------ ---------------------------------
                             Shares                       Amount
                ------------------------------ ---------------------------------
                    Year Ended     Year Ended     Year Ended    Year Ended
                  November 30,   November 30,   November 30,  November 30,
                          2004           2003           2004          2003
                ----------------------------------------------------------------
Class A
Shares sold            672,042        773,531  $   7,674,317 $   7,203,363
--------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends            15,161          7,196        163,280        59,582
--------------------------------------------------------------------------------
Shares converted
   from Class B         15,491         13,426        178,849       120,480
--------------------------------------------------------------------------------
Shares redeemed       (385,799)      (283,037)    (4,375,103)   (2,519,576)
--------------------------------------------------------------------------------
Net increase           316,895        511,116  $   3,641,343 $   4,863,849
================================================================================

Class B
Shares sold            360,450        258,562  $   4,093,177 $   2,333,888
--------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends             1,318            373         14,105         3,069
--------------------------------------------------------------------------------
Shares converted
   to Class A          (15,648)       (13,547)      (178,849)     (120,480)
--------------------------------------------------------------------------------
Shares redeemed       (160,249)      (141,381)    (1,811,349)   (1,249,385)
--------------------------------------------------------------------------------
Net increase           185,871        104,007  $   2,117,084 $     967,092
================================================================================

Class C
Shares sold            163,610        153,964  $   1,860,410 $   1,361,275
--------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends               733            174          7,846         1,435
--------------------------------------------------------------------------------
Shares redeemed        (64,663)       (86,247)      (725,742)     (761,136)
--------------------------------------------------------------------------------
Net increase            99,680         67,891  $   1,142,514 $     601,574
================================================================================

Advisor Class
Shares sold          2,362,186      2,383,914  $  26,752,490 $  21,157,570
--------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends           125,428         84,408      1,352,118       699,743
--------------------------------------------------------------------------------
Shares redeemed     (1,589,433)    (1,653,966)   (18,107,503)  (15,171,916)
--------------------------------------------------------------------------------
Net increase           898,181        814,356  $   9,997,105 $   6,685,397
================================================================================


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 25

NOTE F
Risks Involved in Investing in the Fund
Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.
Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended November 30, 2004.

NOTE H
Distribution toShareholders
The tax character of distributions paid during the fiscal years ended November 30, 2004 and November 30, 2003 were as follows:

                                               2004             2003
                                         ---------------   ---------------
Distributions paid from:
   Ordinary income.....................   $    1,560,799   $       772,503
                                         ---------------   ---------------
Total taxable distributions............        1,560,799           772,503
                                         ---------------   ---------------
Total distributions paid$..............   $    1,560,799   $       772,503
                                         ---------------   ---------------

As of November 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income...........................   $    2,059,313
Undistributed long-term capital gains...................         5,410,537(a)
Unrealized appreciation/(depreciation)..................       28,287,469(b)
                                                           --------------
Total accumulated earnings/(deficit)....................   $   35,757,319
                                                           --------------

(a) During the fiscal year, the Fund utilized capital loss carryforwards of $4,070,723.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments. During the current fiscal year, permanent differences, primarily due to the tax treatment of foreign currency gains and losses, resulted in a net increase in undistributed net investment income and a decrease in accumulated net realized gain on investment and foreign currency transactions. This reclassification had no effect on net assets.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

NOTE I
Legal Proceedings
As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "ate trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

    (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

    (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

    (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Trust, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 27

Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Trustees of the Fund ("the Independent Trustees") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust or the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such com


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND pensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser in connection with this matter and the Adviser has provided documents and other information to the SEC and is cooperating fully with its investigation.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-

related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 29

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                             --------------------------------------------------
                                                                  Class A
                                             --------------------------------------------------
                                                              Year Ended              March 29,
                                                             November 30,            2001(a) to
                                             --------------------------------------    November
                                                      2004         2003        2002    30, 2001
                                             --------------------------------------------------
Net asset value, beginning of period .......        $10.52       $ 8.57      $ 9.64      $10.00
                                             --------------------------------------------------
Income From Investment Operations
Net investment income (loss)(b)(c) .........           .11(d)       .10         .05        (.02)
Net realized and unrealized gain (loss)
   on investment and foreign currency
   transactions.............................          2.09         1.91       (1.12)       (.34)
                                             --------------------------------------------------
Net increase (decrease) in net asset
   value from operations....................          2.20         2.01       (1.07)       (.36)
                                             --------------------------------------------------
Less: Dividends
Dividends from net investment income .......          (.11)        (.06)         -0-         -0-
                                             --------------------------------------------------
Net asset value, end of period..............        $12.61       $10.52      $ 8.57      $ 9.64
                                             --------------------------------------------------
Total Return
Total investment return based on net
   asset value(e)...........................         21.09%       23.64%     (11.10)%     (3.60)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..       $23,536      $16,298      $8,892      $5,923
Ratio to average net assets of:
  Expenses, net of waivers/
     reimbursements.........................          1.41%        1.50%       1.76%       2.44%(f)
  Expenses, before waivers/
     reimbursements.........................          1.65%        1.89%       2.59%       8.10%(f)
  Net investment income (loss)(c)...........           .97%(d)     1.05%        .56%       (.27)%(f)
Portfolio turnover rate...........                      38%          29%         28%         14%


See footnote summary on page 33.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                             --------------------------------------------------
                                                                  Class B
                                             --------------------------------------------------
                                                              Year Ended              March 29,
                                                             November 30,            2001(a) to
                                             --------------------------------------    November
                                                      2004         2003        2002    30, 2001
                                             --------------------------------------------------
Net asset value, beginning of period ......         $10.39       $ 8.47      $ 9.59      $10.00
                                             --------------------------------------------------
Income From Investment Operations
Net investment income (loss)(b)(c) ........            .03(d)       .03        (.01)       (.06)
Net realized and unrealized gain (loss)
   on investment and foreign currency
   transactions............................           2.07         1.90       (1.11)       (.35)
                                             --------------------------------------------------
Net increase (decrease) in net asset
   value from operations...................           2.10         1.93       (1.12)       (.41)
                                             --------------------------------------------------
Less: Dividends
Dividends from net investment income ......           (.04)        (.01)         -0-         -0-
                                             --------------------------------------------------
Net asset value, end of period.............         $12.45       $10.39      $ 8.47      $ 9.59
                                             --------------------------------------------------
Total Return
Total investment return based on
   net asset value(e)......................          20.22%       22.82%     (11.68)%     (4.10)%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ........................         $9,007       $5,585      $3,673      $1,916
Ratio to average net assets of:
  Expenses, net of waivers/
     reimbursements........................           2.15%        2.20%       2.45%       3.14%(f)
  Expenses, before waivers/
     reimbursements........................           2.39%        2.64%       3.29%      11.12%(f)
  Net investment income (loss)(c)..........        .23%(d)         .38%        (.09)%      (.91)%(f)
Portfolio turnover rate....................             38%          29%         28%         14%



See footnote summary on page 33.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 31


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                             --------------------------------------------------
                                                                  Class C
                                             --------------------------------------------------
                                                              Year Ended              March 29,
                                                             November 30,            2001(a) to
                                             --------------------------------------    November
                                                      2004         2003        2002    30, 2001
                                             --------------------------------------------------
Net asset value, beginning of period ......         $10.40        $ 8.48     $ 9.61      $10.00
Income From Investment Operations
Net investment income (loss)(b)(c) ........            .03(d)       .04          -0-(g)    (.06)
Net realized and unrealized gain (loss)
   on investment and foreign currency
   transactions............................           2.07         1.89       (1.13)       (.33)
Net increase (decrease) in net asset
   value from operations...................           2.10         1.93       (1.13)       (.39)
Less: Dividends
Dividends from net investment income                  (.04)        (.01)         -0-         -0-
Net asset value, end of period.............         $12.46       $10.40      $ 8.48      $ 9.61
Total Return
Total investment return based on
   net asset value(e)......................          20.20%       22.79%     (11.76)%     (3.90)%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted).........................           $5,218       $3,317      $2,129        $997
Ratio to average net assets of:
  Expenses, net of waivers/
     reimbursements........................           2.12%        2.20%       2.40%       3.15%(f)
  Expenses, before waivers/
     reimbursements........................           2.36%        2.60%       3.16%      12.33%(f)
  Net investment income (loss)(c)..........        .26%(d)          .39%         -0-(h)    (.89)%(f)
Portfolio turnover rate....................             38%          29%         28%         14%


See footnote summary on page 33.


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND



Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                             --------------------------------------------------
                                                                Advisor Class
                                             --------------------------------------------------
                                                              Year Ended              March 29,
                                                             November 30,            2001(a) to
                                             --------------------------------------    November
                                                      2004         2003        2002    30, 2001
                                             --------------------------------------------------
Net asset value, beginning of period .......        $10.56       $ 8.60      $ 9.65      $10.00
Income From Investment Operations
Net investment income (loss)(b)(c) .........           .14(d)       .13         .12        (.01)
Net realized and unrealized gain (loss)
   on investment and foreign currency
   transactions.............................          2.10         1.91       (1.17)       (.34)
Net increase (decrease) in net asset
   value from operations....................          2.24         2.04       (1.05)       (.35)
Less: Dividends
Dividends from net investment income .......          (.14)        (.08)         -0-         -0-
Net asset value, end of period..............        $12.66       $10.56      $ 8.60      $ 9.65
Total Return
Total investment return based on
   net asset value(e).......................         21.47%       23.98%     (10.88)%     (3.50)%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) .........................      $131,710     $100,367     $74,727      $1,791
Ratio to average net assets of:
  Expenses, net of waivers/
     reimbursements.........................          1.11%        1.20%       1.23%       2.10%(f)
  Expenses, before waivers/
     reimbursements.........................          1.35%        1.59%       1.85%       9.39%(f)
  Net investment income (loss)(c)...........          1.26%(d)     1.42%       1.31%       (.13)%(f)
Portfolio turnover rate.....................            38%          29%         28%         14%


(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Net of expenses waived/reimbursed by the Adviser.
(d) Net of expenses waived/reimbursed by the Transfer Agent.
(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.
(f) Annualized.
(g) Amount is less than $.005.
(h) Amount is less than .005%.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 33

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of AllianceBernstein Trust
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AllianceBernstein Global Value Fund (one of the funds constituting the AllianceBernstein Trust) (the "Fund") as of November 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AllianceBernstein Global Value Fund at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ Ernst & Young LLP
                                                             New York, New York
                                                                January 10, 2005


--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

TAX INFORMATION (unaudited)


The Fund intends to make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. The total amount of foreign taxes that may be passed through to shareholders for the fiscal year ended November 30, 2004 is $260,568. The foreign source of income for information reporting purposes is $3,756,940.

The Fund designates a maximum amount of $3,756,940 as qualified dividend income, which is taxed at a maximum rate of 15%.

For corporate shareholders, 61% of the total ordinary income distribution paid during the current fiscal year ended November 30, 2004 qualifies for the corporate dividends received deduction.

Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2005.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 35

BOARD OF TRUSTEES



William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)


OFFICERS


Kevin F. Simms(2), Senior Vice President
Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Thomas J. Bardong, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller







Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Registered

Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02118




(1) Member of the Audit Committee and the Governance and Nominating Committee.

(2) Mr. Simms is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

MANAGEMENT OF THE FUND


Board of Trustees Information
The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund's Trustees is set forth below.

                                                                        PORTFOLIOS
                                                                          IN FUND        OTHER
  NAME, ADDRESS,                       PRINCIPAL                          COMPLEX     TRUSTEESHIP
  DATE OF BIRTH,                     OCCUPATION(S)                      OVERSEEN BY     HELD BY
  (YEAR ELECTED*)                 DURING PAST 5 YEARS                     TRUSTEE       TRUSTEE
-------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

William H. Foulk, Jr., #        Investment adviser and an                    113          None
2 Sound View Drive              Independent consultant. He
Suite 100                       was formerly Senior Manager
Greenwich, CT 06830             of Barrett Associates, Inc., a
9/7/32                          registered investment adviser,
(2001)                          with which he had been associated
                                since prior to 2000. He was formerly
                                Deputy Comptroller and Chief
                                Investment Officer of the State of
                                New York and, prior thereto, Chief
                                Investment Officer of the New York
                                Bank for Savings.

Ruth Block, 38, **              Formerly an Executive Vice                    94         None
500 SE Mizner Blvd.             President and Chief Insurance
Boca Raton, FL 33432            Officer of The Equitable Life
11/7/30                         Assurance Society of the United
(2001)                          States; Chairman and Chief
                                Executive Officer of Evlico;
                                Director of Avon, BP (oil and
                                gas), Ecolab Incorporated (specialty
                                chemicals), Tandem Financial
                                Group and Donaldson, Lufkin &
                                Jenrette Securities Corporation;
                                former Governor at Large, National
                                Association of Securities Dealers, Inc.

David H. Dievler, #             Independent Consultant. Until                 98        None
P.O. Box 167                    December 1994 he was Senior
Spring Lake, NJ 07762           Vice President of Alliance Capital
10/23/29                        Management Corporation ("ACMC")
(2001)                          responsible for mutual fund
                                administration. Prior to joining
                                ACMC in 1984, he was Chief Financial
                                Officer of Eberstadt Asset Management
                                since 1968. Prior to that, he was a
                                Senior Manager at Price Waterhouse
                                & Co. Member of American Institute of
                                Certified Public Accountants since 1953.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 37

                                                                        PORTFOLIOS
                                                                          IN FUND        OTHER
  NAME, ADDRESS,                       PRINCIPAL                          COMPLEX     TRUSTEESHIP
  DATE OF BIRTH,                     OCCUPATION(S)                      OVERSEEN BY     HELD BY
  (YEAR ELECTED*)                 DURING PAST 5 YEARS                     TRUSTEE       TRUSTEE
-------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES
(continued)
John H. Dobkin 41               Consultant. Formerly President                96         None
P.O. Box 12                     of Save Venice, Inc. (preservation
Annandale, NY 12504             organization) from 2001-2002,
2/19/42                         Senior Advisor from June 1999-
(2001)                          June 2000 and President of
                                Historic Hudson Valley (historic
                                preservation) from December 1989-May
                                1999. Previously, he was Director of the
                                National Academy of Design and during
                                1988-1992, he was Director and Chairman
                                of the Audit Committee of ACMC.

Michael J. Downey               Consultant since January 2004.                66        Asia Pacific
c/o Alliance Capital            Formerly managing partner of                              Fund, Inc.,
Management L.P.                 Lexington Capital, LLC (investment                          and The
1345 Avenue of the              advisory firm) from 1997 until                            Merger Fund
Americas                        December 2003. Prior thereto,
New York, NY 10105              Chairman and CEOof Prudential
1/26/44                         Mutual Fund Management
(2005) (1987-1993).


INTERESTED TRUSTEE
Marc O. Mayer, ++               Executive Vice President of ACMC              66                 None
1345 Avenue of the              since 2001; prior thereto, Chief
Americas                        Executive Officer of Sanford C.
New York, NY 10105              Bernstein & Co., LLC and its
10/2/57                         predecessor since prior to 2000.
(2003)


*   There is no stated term of office for the Fund's Trustees.
** Ms.Block was an "interested person" as defined in the 1940 Act, until October 21, 2004 by reason of her ownership of 116 American Depositary Shares of AXA having a value of approximately $2,396. AXA is a controlling person of ACMC. Ms. Block received shares of The Equitable Companies Incorporated as part of the demutualization of The Equitable Life Assurance Society of the United States, which were subsequently converted through a corporate action into 116 American Depositary Shares of AXA.
++ Mr. Mayer is an "interested trustee", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.
#   Member of the Audit Committee and the Governance and Nominating Committee.


--------------------------------------------------------------------------------
38 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

Officers of the Trust
Certain information concerning the Fund's Officers is listed below.



  NAME, ADDRESS*                     POSITION(S)             PRINCIPAL OCCUPATION
 AND DATE OF BIRTH                 HELD WITH FUND            DURING PAST 5 YEARS
--------------------------------------------------------------------------------


Marc O. Mayer                   President and Chief          See biography above
10/2/57                         Executive Officer

Kevin F. Simms                  Senior Vice President        Senior Vice President of Alliance Capital
3/23/66                                                      Management Corporation ("ACMC"),** and is a
                                                             Co-Chief Investment Officer of International
                                                             Value Equities in 2003, which he has assumed
                                                             in addition to his role as Director of Research
                                                             of Global and International Value Equities since
                                                             2000. Prior thereto, he was Director of Research
                                                             for Emerging-Markets Equities at Bernstein,**
                                                             since prior to 2000.

Philip L. Kirstein              Senior Vice President        Senior Vice President, Independent
5/29/45                         and Independent              Compliance Officer-Mutual Funds of
                                Compliance Officer           ACMC** with which he has been associated
                                                             since October 2004. Prior thereto, he was Of
                                                             Counsel to Kirkpatrick & Lockhart, LLP from
                                                             October 2003 to October 2004, and General
                                                             Counsel and First Vice President of Merrill
                                                             Lynch Investment Managers L.P. since prior to
                                                             2000 until March 2003.

Thomas J. Bardong               Vice President               Senior Vice President of ACMC**, with 4/28/45
                                                             which he has been associated since prior to 2000.

Mark R. Manley                  Secretary                    Senior Vice President, Deputy General
10/23/62                                                     Counsel and Chief Compliance Officer of ACMC,**
                                                             with which he has been associated since
prior to 2000.

Mark D. Gersten                 Treasurer and Chief          Senior Vice President of Alliance Global
10/4/50                         Financial Officer            Investor Services, Inc. ("AGIS"),** and
                                                             Vice President of AllianceBernstein Investment
                                                             Research and Management, Inc. ("ABIRM"),**
                                                             with which he has been associated since prior to
                                                             2000.

Vincent S. Noto                 Controller                   Vice President of AGIS,** with which he
12/14/64                                                     has been associated since prior to 2000.


--------------------------------------------------------------------------------

* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

** ACMC, Bernstein, ABIRM and AGIS are affiliates of the Fund. The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Trustees and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN GLOBAL VALUE FUND o 44

ALLIANCEBERNSTEIN FAMILY OF FUNDS




--------------------------------------------------------------------------------
  Wealth Strategies Funds
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy

--------------------------------------------------------------------------------
  Blended Style Funds
  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

--------------------------------------------------------------------------------
  Growth Funds
  Domestic
  Growth Fund
  Mid-Cap Growth Fund
  Large Cap Growth Fund*
  Small Cap Growth Fund
  Global & International
  All-Asia Investment Fund
  Global Health Care Fund*
  Global Research Growth Fund
  Global Technology Fund*
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

--------------------------------------------------------------------------------
  Value Funds
  Domestic
  Balanced Shares
  Focused Growth & Income Fund*
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund**
  Utility Income Fund
  Value Fund
  Global & International
  Global Value Fund
  International Value Fund

  Taxable Bond Funds
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

--------------------------------------------------------------------------------
  Municipal Bond Funds
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

--------------------------------------------------------------------------------
  Intermediate Municipal Bond Funds
  Intermediate California
  Intermediate Diversified
  Intermediate New York

--------------------------------------------------------------------------------
  Closed-End Funds

  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II






We also offer Exchange Reserves,*** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.
* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund.
** Effective February 1, 2005, Small Cap Value Fund will be renamed Small/Mid-Cap Value Fund.
*** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
45 o ALLIANCEBERNSTEIN GLOBAL VALUE FUND

ALLIANCEBERNSTEIN GLOBAL VALUE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

ACBVIGVFAR1104





[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

AllianceBernstein
International Value Fund



                               International Value

                                                Annual Report--November 30, 2004

    Investment Products Offered
===================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
===================================

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

January 25, 2005


Annual Report
This report provides management's discussion of fund performance for AllianceBernstein International Value Fund (the "Fund") for the annual reporting period ended November 30, 2004.

Investment Objective and Policies
This open-end fund seeks long-term growth of capital. The Fund will invest primarily in a diversified portfolio of non-U.S. equity securities, emphasizing investment in companies determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein research unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. In order to hedge a portion of its currency risk, the Fund may from time to time invest in currency futures contracts or currency forward contracts.

Investment Results
The table on page 4 provides performance for the Fund and its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East
(EAFE) Index, for the six- and 12-month periods ended November 30, 2004.

During both the six- and 12-month periods ended November 30, 2004, the Fund outperformed its benchmark, the MSCI EAFE Index. The Fund is managed using a research-driven, bottom-up stock selection process, so its performance is a function of individual stock selection rather than sector and country over- and underweighted positions. Many of the Fund's stock picks in the energy, finance and industrial commodities sectors outperformed the market and their sector peers, contributing to the Fund's annual premium. The Fund's holdings in the energy sector benefited from the high price of crude oil and from healthy refining margins, especially energy holdings in emerging markets. Many of the Fund's financial holdings rose strongly as improved economic conditions led to an amelioration in credit quality, particularly in South Korea and Japan. Among the Fund's industrial commodities holdings, picks within the steel industry performed especially well as stronger-than-expected demand, particularly from China, led to a near-doubling of the price of steel.

The one significant holding during the reporting period that negatively contributed to performance was Parmalat, the Italian dairy company. In December, 2003 Parmalat declared bankruptcy after admitting that billions of euros worth of assets that were on its audited financial statements did not, in fact, exist. Once it became clear that the Fund could not rely on Parmalat's financial statements, the Fund's management team quickly moved to sell the position, and, although the Fund did suffer from the stock's decline, its overall impact on performance was limited.

Market Review and Investment Strategy
International stocks continued their rally during the 12-month period ended November 30, 2004, even though the rise was more muted than that of the previous year. Investors spent much of the period worrying


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 1
about potential obstacles to continued economic expansion, including record high oil prices, policy changes in China, restrained capital spending, and a falling U.S. dollar. However, economic and corporate earnings growth proved quite resilient. In fact, profit growth surpassed analysts' expectations in every region of the world, providing a firm foundation for higher market values. Energy stocks were among the year's strongest performers because of high oil prices and expanded refining margins. Other industrial commodities, such as steel, coal, and copper, all rose markedly in price because of very high demand, and the companies that provide these commodities recorded sharply higher profits. On the other hand, medical stocks did poorly, reflecting investor fears about litigation threats and the downward pressure on drug prices. The technology sector was down because of disappointment regarding the slow upswing in information technology spending. Moreover, from a U.S. perspective, international markets received a further boost from the fall in the U.S. dollar. All else being equal, a cheaper U.S. dollar makes assets denominated in other currencies more valuable, adding to international stock returns.

The Fund maintained and benefited from a cyclical tilt in its positioning during the 12-month reporting period. This tilt was not the result of any broad macroeconomic call; rather, showed fundamental research that the prospective profitability of many cyclical companies (e.g. energy, construction and housing, industrial commodity, and financial stocks--all sectors where the Fund's selections did very well) was not reflected in these companies share prices. Over the course of the year, many of the Fund's holdings that had risen to their fair value were sold, specifically several commodity, banking and automobile-related names. Their proceeds were then invested in areas that the management team found to be more attractive, including undervalued holdings in insurance, oil, and technology.

In Memory
It is with sadness that we announce the passing of Clifford L. Michel, a member of the Board of Trustees of AllianceBernstein International Value Fund. Mr. Michel served the interests of the Fund's shareholders for the last three years. His hard work, dedication and contributions to the Fund will be greatly missed.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

HISTORICAL PERFORMANCE


An Important Note About the Value of Historical Performance
The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Class R and Advisor Class shares will vary due to different expenses associated with these classes. Performance assumes reinvestment of distributions and does not account for taxes. During the reporting period, the Adviser waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit AllianceBernstein International Value Fund expenses on an annual basis to 1.20%, 1.90%, 1.90%, 1.40% and 0.90% of the average daily nest assets of Class A, Class B, Class C, Class R and Advisor Class shares, respectively. These waivers extend through the Fund's current fiscal year and may be extended by the Adviser for additional one-year terms. Without the waivers, the Fund's expenses would have been higher and its performance would have been lower than that shown.

Benchmark Disclosure

The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a market capitalization weighted index that measures stock performance in 21 countries in Europe, Australasia and the Far East. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including the Fund.

A Word About Risk

Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be "value" stocks are able to turn their business around or successfully employ corrective strategies, which would result in stock prices that rise as initially expected. Substantially all of the Fund's assets will be invested in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Because the Fund may invest in emerging markets and in developing countries, an investment also has the risk that market changes or other factors affecting emerging markets and developing countries, including political instability and unpredictable economic conditions, may have a significant effect on the Fund's net asset value. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 3

HISTORICAL PERFORMANCE
(continued from previous page)


                                             -----------------------------------
  THE FUND VS. ITS BENCHMARK                              Returns
  PERIODS ENDED NOVEMBER 30, 2004            -----------------------------------
                                             6 Months         12 Months
--------------------------------------------------------------------------------
  AllianceBernstein International Value Fund
   Class A                                     16.94%            27.77%
--------------------------------------------------------------------------------
   Class B                                     16.55%            26.83%
--------------------------------------------------------------------------------
   Class C                                     16.55%            26.83%
--------------------------------------------------------------------------------
   Class R                                     16.76%            27.46%
--------------------------------------------------------------------------------
   Advisor Class                               17.13%            28.10%
--------------------------------------------------------------------------------
  MSCI EAFE Index                              12.86%            24.66%
--------------------------------------------------------------------------------



GROWTH OF A $10,000 INVESTMENT IN THE FUND
3/29/01* TO 11/30/04


AllianceBernstein International Value Fund
Class A: $15,850

MSCI EAFE Index: $12,376

                     [TABLE BELOW REPRESENT MOUNTAIN CHART]

         AllianceBernstein International Value Fund Class A      MSCI EAFE Index

3/29/01*                       $ 9,575                              $10,000
11/30/01                       $ 9,230                              $ 9,065
11/30/02                       $ 9,412                              $ 7,958
11/30/03                       $12,405                              $ 9,928
11/30/04                       $15,850                              $12,376


* Since inception of the Fund's Class A shares on 3/29/01.

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein International Value Fund Class A shares (from 3/29/01* to 11/30/04) as compared to the performance of its benchmark, the MSCI EAFE Index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains.


See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------

                                NAV Returns               SEC Returns

Class A Shares
1 Year                             27.77%                    22.33%
Since Inception*                   14.71%                    13.37%

Class B Shares
1 Year                             26.83%                    22.83%
Since Inception*                   14.00%                    13.80%

Class C Shares
1 Year                             26.83%                    25.83%
Since Inception*                   14.00%                    14.00%

Class R Shares
1 Year                             27.46%
Since Inception*                   27.39%

Advisor Class Shares
1 Year                             28.10%
Since Inception*                   15.16%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (DECEMBER 31, 2004)
--------------------------------------------------------------------------------


Class A Shares
1 Year                                                       19.22%
Since Inception*                                             14.30%

Class B Shares
1 Year                                                       19.66%
Since Inception*                                             14.72%

Class C Shares
1 Year                                                       22.66%
Since Inception*                                             14.90%


* Inception dates: 3/29/01 for Class A, B, C and Advisor Class shares; 11/3/03 for Class R shares.


See Historical Performance disclosures on page 3.


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 5

FUND EXPENSES



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below. Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                               Beginning              Ending
                                           Account Value       Account Value    Expenses Paid
                                            June 1, 2004   November 30, 2004   During Period*
----------------------------------------------------------------------------------------------
Class A
Actual                                         $1,000        $   1,169.43          $ 6.51
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000        $   1,019.00          $ 6.06
----------------------------------------------------------------------------------------------
Class B
----------------------------------------------------------------------------------------------
Actual                                         $1,000        $   1,165.45          $10.29
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000        $   1,015.50          $ 9.57
----------------------------------------------------------------------------------------------
Class C
----------------------------------------------------------------------------------------------
Actual                                         $1,000        $   1,165.45          $10.29
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000        $   1,015.50          $ 9.57
----------------------------------------------------------------------------------------------
Class R
----------------------------------------------------------------------------------------------
Actual                                         $1,000        $   1,167.62          $ 7.59
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000        $   1,018.00          $ 7.06
----------------------------------------------------------------------------------------------
Advisor Class
----------------------------------------------------------------------------------------------
Actual                                         $1,000        $   1,171.31          $ 4.89
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000        $   1,020.50          $ 4.55
----------------------------------------------------------------------------------------------


* Expenses are equal to the classes' annualized expense ratios of 1.20%, 1.90%, 1.90%, 1.40% and 0.90%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO SUMMARY
November 30, 2004


PORTFOLIO STATISTICS
Net Assets ($mil): 1,819.5


SECTOR BREAKDOWN*
   30.7% Finance
   13.9% Industrial Commodities
   12.0% Energy
   11.8% Capital Equipment
    8.1% Technology/Electronics         [PIE GRAPH OMITTED]
    7.4% Construction & Housing
    4.1% Telecommunications
    4.1% Medical
    3.1% Consumer Staples
    2.4% Consumer Cyclical

    2.4% Short Term


COUNTRY BREAKDOWN*
   18.2% Japan
   16.9% United Kingdom
   16.5% France
    7.5% Canada
    6.3% Germany
    5.4% South Korea         [PIE GRAPH OMITTED]
    3.4% Taiwan
    3.2% Spain
    3.2% Singapore
    2.5% Netherlands
    2.4% Belgium
    2.3% Italy
    2.1% Brazil

    7.7% Other

    2.4% Short Term



* All data are as of November 30, 2004. The Fund's sector and country breakdowns are expressed as a percentage of total investments and may vary over time. "Other" country weightings represent less than 2.0% weightings in Switzerland, Hungary, Sweden, China, Israel and Thailand.


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 7

TEN LARGEST HOLDINGS
November 30, 2004

                                                                  Percent of
Company                                  U.S. $ Value             Net Assets
--------------------------------------------------------------------------------
Arcelor                                $   65,864,148                 3.6%
--------------------------------------------------------------------------------
Canon, Inc.                                63,083,525                 3.5
--------------------------------------------------------------------------------
Assurances Generales de France             59,508,714                 3.3
--------------------------------------------------------------------------------
Continental AG                             49,312,833                 2.7
--------------------------------------------------------------------------------
Honda Motor Co., Ltd.                      48,367,960                 2.6
--------------------------------------------------------------------------------
BP Plc                                     47,369,980                 2.6
--------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.      46,108,422                 2.5
--------------------------------------------------------------------------------
ING Groep NV                               45,381,667                 2.5
--------------------------------------------------------------------------------
Sanofi-Synthelabo, SA                      44,658,215                 2.5
--------------------------------------------------------------------------------
Delhaize Group                             43,830,206                 2.4
--------------------------------------------------------------------------------
                                       $  513,485,670                28.2%


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS
November 30, 2004


Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-96.7%

Belgium-2.4%
Delhaize Group..................................         567,800 $    43,830,206
                                                                 ---------------
Brazil-2.1%
Petroleo Brasileiro, SA (ADR) ..................         789,400      27,218,512
Votorantim Celulose e Papel, SA (ADR) ..........         279,600      10,526,940
                                                                     -----------
                                                                      37,745,452
                                                                     -----------
Canada-7.4%
Alcan, Inc. ....................................         752,600      38,221,179
Bank of Nova Scotia ............................       1,375,837      43,229,693
Magna International, Inc. Cl.A .................         179,242      14,222,807
Manulife Financial Corp. .......................         870,200      38,929,808
                                                                     -----------
                                                                     134,603,487
                                                                     -----------
China-1.1%
China Petroleum & Chemical Corp. ...............      45,616,000      19,349,631
                                                                     -----------
France-16.3%
Arcelor ........................................       2,996,520      65,864,148
Assurances Generales de France .................         867,830      59,508,714
BNP Paribas, SA ................................         298,900      20,732,885
Compagnie de Saint-Gobain ......................         457,440      25,962,394
Credit Agricole, SA ............................         758,000      22,391,725
Renault, SA ....................................         436,000      35,609,428
Sanofi-Synthelabo, SA ..........................         594,582      44,658,215
Societe Generale ...............................         226,775      21,848,218
                                                                     -----------
                                                                     296,575,727
                                                                     -----------
Germany-6.2%
Continental AG .................................         811,600      49,312,833
Depfa Bank Plc .................................       1,170,000      19,076,380
Hannover Rueckversicherungs-AG .................          60,800       2,186,995
Heidelberger Zement AG .........................         341,332      19,396,512
MAN AG .........................................         603,800      22,825,098
                                                                     -----------
                                                                     112,797,818
                                                                     -----------
Hungary-1.7%
MOL Magyar Olaj-es Gazipari Rt .................         287,100      19,337,169
MOL Magyar Olaj-es Gazipari Rt. (GDR)(a)(b) ....         167,330      11,232,863
                                                                     -----------
                                                                      30,570,032
                                                                     -----------
Israel-0.9%
Bank Hapoalim, Ltd. ............................       5,331,378      15,528,261
                                                                     -----------
Italy-2.3%
ENI SpA ........................................       1,692,200      41,527,421
                                                                     -----------
Japan-18.0%
Aiful Corp. ....................................         334,300      37,718,245
Canon, Inc. ....................................       1,265,000      63,083,525
Honda Motor Co., Ltd. ..........................       1,013,400      48,367,960


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 9

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

JFE Holdings, Inc. .............................       1,095,000    $ 31,344,475
Nippon Meat Packers, Inc. ......................         953,000      12,284,828
Nissan Motor Co., Ltd. .........................       2,501,000      26,203,338
Promise Co., Ltd. ..............................         494,750      34,431,846
Sumitomo Mitsui Financial Group, Inc. ..........           6,664      46,108,422
UFJ Holdings, Inc.(a) ..........................           5,490      28,907,782
                                                                    ------------
                                                                     328,450,421
                                                                    ------------
Netherlands-2.5%
ING Groep NV ...................................       1,657,402      45,381,667
                                                                    ------------
Singapore-3.1%
Flextronics International, Ltd.(a) .............       1,434,900      20,590,815
Singapore Telecommunications, Ltd. .............      25,337,790      36,599,478
                                                                    ------------
                                                                      57,190,293
                                                                    ------------
South Korea-5.4%
Hyundai Motor Co. ..............................         343,000      16,833,323
Kookmin Bank(a) ................................         570,000      21,523,142
POSCO ..........................................         221,400      41,356,636
Shinhan Financial Group Co., Ltd. ..............         879,700      18,394,921
                                                                    ------------
                                                                      98,108,022
                                                                    ------------
Spain-3.2%
ACS, Actividades de Construccion y
Servicios, SA ..................................         849,519      17,816,238
Repsol YPF, SA .................................       1,650,000      40,107,872
                                                                    ------------
                                                                      57,924,110
                                                                    ------------
Sweden-1.6%
Svenska Cellulosa AB Series B ..................         688,800      28,663,978
                                                                    ------------
Switzerland-1.9%
Credit Suisse Group(a) .........................         910,000      35,384,187
                                                                    ------------
Taiwan-3.4%
Compal Electronics, Inc.(b) ....................       7,030,001      32,338,005
Taiwan Semiconductor Manufacturing Co., Ltd. ...
(ADR) ..........................................       3,648,126      29,075,564
                                                                    ------------
                                                                      61,413,569
                                                                    ------------
Thailand-0.5%
PTT Public Co., Ltd. ...........................       2,220,500       9,591,952
                                                                    ------------
United Kingdom-16.7%
Aviva Plc ......................................       3,574,649      39,475,059
BP Plc .........................................       4,650,000      47,369,980
George Wimpey Plc ..............................       2,010,000      13,672,166
GlaxoSmithKline Plc ............................       1,373,200      28,932,829
InterContinental Hotels Group Plc ..............       1,401,864      17,789,997
Persimmon Plc ..................................         627,998       7,412,038
RMC Group Plc ..................................       2,235,100      35,892,621
Royal & Sun Alliance Insurance Group Plc .......       1,775,500       2,495,430
Taylor Woodrow Plc .............................       2,995,000      13,260,759


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                               Shares or
                                               Principal
                                                  Amount
Company                                            (000)      U.S. $ Value
--------------------------------------------------------------------------------

Vodafone Group Plc .......................         13,890,346     $   37,644,570
Whitbread Plc ............................          1,658,450         25,231,739
Xstrata Plc ..............................          1,960,000         34,738,408
                                                                  --------------
                                                                     303,915,596
                                                                  --------------
Total Common Stocks
   (cost $1,317,961,272) .................                         1,758,551,830
                                                                  --------------
SHORT-TERM INVESTMENT-2.4%
Time Deposit-2.4%
State Street Euro Dollar
   1.35%, 12/01/04
   (cost $43,790,000) ....................     $   43,790             43,790,000

Total Investments-99.1%
   (cost $1,361,751,272) .................                         1,802,341,830
Other assets less liabilities-0.9% .......                            17,115,598
                                                                  --------------
Net Assets-100% ..........................                        $1,819,457,428


FINANCIAL FUTURES CONTRACTS PURCHASED (see Note D)

                                                      Value at
                Number of   Expiration    Original  November 30,    Unrealized
     Type       Contracts     Month        Value       2004       Appreciation
--------------------------------------------------------------------------------
EURO STOXX 50     700    December 2004   $26,191,303  $26,682,736  $  491,433
FTSE 100 Index    130    December 2004    11,361,937   11,672,824     310,887
                                                                   ----------
                                                                    $ 802,320
                                                                   ----------


--------------------------------------------------------------------------------
(a) Non-income producing security.

(b) Securities are exempt from Registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the market value of these securities amounted to $43,570,868 or 2.4% of net assets

   Glossary of Terms:

   ADR - American Depositary Receipt

   GDR - Global Depositary Receipt

   See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 11

STATEMENT OF ASSETS & LIABILITIES
November 30, 2004

Assets
Investments in securities, at value
   (cost $1,361,751,272)................................    $1,802,341,830
Cash....................................................               768
Foreign cash, at value (cost $8,907,199)................         9,067,182(a)
Receivable for shares of beneficial interest sold.......         9,044,702
Dividends and interest receivable.......................         3,510,627
Receivable for investment securities sold...............           452,957
                                                            --------------
Total assets............................................     1,824,418,066
                                                            --------------
Liabilities
Payable for shares of beneficial interest redeemed......         1,559,923
Advisory fee payable....................................           735,218
Payable for investment securities purchased.............           532,126
Payable for variation margin on futures contracts.......           408,305
Distribution fee payable................................           323,116
Transfer Agent fee payable..............................           224,388
Accrued expenses and other liabilities..................         1,177,562
                                                            --------------
Total liabilities.......................................         4,960,638
                                                            --------------
Net Assets..............................................    $1,819,457,428
                                                            --------------
Composition of Net Assets
Paid-in capital.........................................    $1,356,535,819
Undistributed net investment income.....................        16,290,858
Accumulated net realized gain on investment and
   foreign currency transactions........................         5,808,794
Net unrealized appreciation of investments and
   foreign currency denominated assets and
   liabilities..........................................       440,821,957
                                                            --------------
                                                           $ 1,819,457,428
                                                            --------------
Calculation of Maximum Offering Price

Class A Shares
Net asset value and redemption price per share
   ($455,933,284 / 28,112,327 shares of beneficial
   interest issued and outstanding).....................               $16.22

Sales charge--4.25% of public offering price............                  .72
                                                                      -------
Maximum offering price..................................               $16.94
                                                                      -------

Class B Shares
Net asset value and offering price per share
   ($136,980,059 / 8,566,945 shares of beneficial
   interest issued and outstanding).....................               $15.99
                                                                      -------
Class C Shares
Net asset value and offering price per share
   ($143,067,323 / 8,948,798 shares of beneficial
   interest issued and outstanding).....................               $15.99
                                                                      -------
Class R Shares
Net asset value, redemption and offering price per
   share ($960,399 / 59,164 shares of beneficial
   interest issued and outstanding).....................               $16.23
                                                                      -------
Advisor Class Shares
Net asset value, redemption and offering price per
   share ($1,082,516,363 / 65,971,766 shares of
   beneficial interest issued and outstanding)..........               $16.41
                                                                      -------


(a) An amount of U.S. $2,364,126 has been segregated as collateral for the financial futures contracts outstanding at November 30, 2004.

See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

STATEMENT OF OPERATIONS
Year Ended November 30, 2004


Investment Income
Dividends (net of foreign taxes
   withheld of $4,269,273).............  $    30,992,956
Interest...............................          262,155   $    31,255,111
                                         ---------------
Expenses
Advisory fee...........................       12,268,009
Distribution fee--Class A..............          815,834
Distribution fee--Class B..............        1,049,497
Distribution fee--Class C..............          928,813
Distribution fee--Class R..............            1,362
Transfer agency........................        3,525,166
Custodian..............................        1,448,701
Registration fees......................          153,553
Printing...............................          143,962
Administrative.........................           82,500
Audit..................................           59,444
Legal..................................           34,287
Trustees' fees.........................           20,971
Miscellaneous..........................           57,962
                                         ---------------
Total expenses.........................       20,590,061
Less: expenses waived and reimbursed
   by the Adviser and the Transfer Agent
   (see Note B)........................       (5,909,397)
   Less: expense offset arrangement
   (see Note B)........................             (151)
                                         ---------------
Net expenses...........................                         14,680,513
                                                           ---------------
Net investment income..................                         16,574,598
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain on:
   Investment transactions.............                         52,509,387(a)
   Futures contracts...................                          1,838,980
   Foreign currency transactions.......                            808,985
Net change in unrealized
   appreciation/depreciation of:
   Investments.........................                        266,447,262(b)
   Futures contracts...................                           (222,539)
   Foreign currency denominated assets
     and liabilities...................                            372,986
                                                           ---------------
Net gain on investment and foreign
  currency transactions................                        321,755,061
                                                           ---------------
Net Increase in Net Assets
  from Operations......................                    $   338,329,659
                                                           ---------------


(a) Net of foreign capital gains taxes of $992,516.
(b) Net of accrued foreign capital gains taxes of $851,855.

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 13

STATEMENT OF CHANGES IN NET ASSETS



                                            Year Ended       Year Ended
                                           November 30,     November 30,
                                               2004             2003
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
   from Operations
Net investment income..................  $    16,574,598   $     8,807,262
Net realized gain (loss) on
   investment and foreign
   currency transactions...............       55,157,352        (3,350,276)
Net change in unrealized appreciation/
   depreciation of investments and
   foreign currency denominated
   assets and liabilities..............      266,597,709       184,209,089
                                         ---------------   ---------------
Net increase in net assets from
   operations..........................      338,329,659       189,666,075
Dividends to Shareholders from
Net investment income
   Class A.............................       (1,870,512)         (760,517)
   Class B.............................         (443,690)         (352,816)
   Class C.............................         (317,937)         (188,899)
   Class R.............................              (71)               -0-
   Advisor Class.......................       (7,897,386)       (3,766,622)
Transactions in Shares of
Beneficial Interest
Net increase...........................      532,954,138       295,842,477
                                         ---------------   ---------------
Total increase.........................      860,754,201       480,439,698
Net Assets
Beginning of period....................      958,703,227       478,263,529
                                         ---------------   ---------------
End of period (including undistributed
   net investment income of $16,290,858
   and $10,429,387, respectively)......  $ 1,819,457,428   $   958,703,227
                                         ---------------   ---------------

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS
November 30, 2004


NOTE A
Significant Accounting Policies
AllianceBernstein Trust (the"Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the AllianceBernstein Global Value Fund, the AllianceBernstein International Value Fund, the AllianceBernstein Small Cap Value Fund and the AllianceBernstein Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein International Value Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class R and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 15

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R and Advisor Class shares. Advisor Class shares have no distribution fees. Expenses of the Trust are charged to each Fund in proportion to net assets.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 17

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis 1.20%, 1.90%, 1.90%, 1.40% and .90% of the daily average net assets for the Class A, Class B, Class C, Class R and Advisor Class shares, respectively. For the year ended November 30, 2004, such waiver amounted to $3,546,143.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. Through September 6, 2004 such waiver amounted to $2,149,722. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the Advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the year ended November 30, 2004, the Adviser voluntarily agreed to waive its fees. Such waiver amounted to $82,500.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $2,545,022 for the year ended November 30, 2004. During the period, AGIS voluntarily agreed to waive a portion of its fees for such services. Such waiver amounted to $131,032.

For the year ended November 30, 2004, the Fund's expenses were reduced by $151 under an expense offset arrangement with AGIS.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $59,531 from the sales of Class A shares and received $6,689, $142,562 and $23,621 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended November 30, 2004.

Brokerage commissions paid on investment transactions for the year ended November 30, 2004, amounted to $1,971,374, of which $288,799 was paid to Sanford
C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares, 1% of the Fund's average daily net assets attributable to Class B and Class C shares and .50 of 1% of the Fund's average daily net assets attributable to Class R shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,619,061 and $881,162 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor, beyond the current fiscal year for Class A and Class R shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2004, were as follows:

                                            Purchases           Sales
                                         ---------------   ---------------
Investment securities (excluding
   U.S. government securities).........  $   816,762,026   $   283,307,329
U.S. government securities.............               -0-               -0-


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 19

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding futures and foreign currency transactions) are as follows:

Cost....................................................   $ 1,361,751,272
                                                           ---------------
Gross unrealized appreciation...........................   $   443,847,267
Gross unrealized depreciation...........................        (3,256,709)
                                                           ---------------
Net unrealized appreciation.............................   $   440,590,558
                                                           ---------------

1. Financial Futures Contracts
The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse effects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Forward Exchange Currency Contracts
The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

NOTE E
Shares of Beneficial Interest
There is an unlimited number of shares of beneficial interest authorized, without par value, divided into five classes, designated Class A, Class B, Class C, Class R and Advisor Class. Transactions in shares of beneficial interest were as follows:


                  ----------------------------- --------------------------------
                               Shares                        Amount
                  ----------------------------- --------------------------------
                    Year Ended     Year Ended     Year Ended    Year Ended
                  November 30,   November 30,   November 30,  November 30,
                          2004           2003           2004          2003
                  --------------------------------------------------------------
Class A
Shares sold         17,345,346     13,295,167  $ 250,868,673 $ 146,868,388
--------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends           130,520         71,827      1,717,630       675,894
--------------------------------------------------------------------------------
Shares converted
   from Class B        364,656        201,727      5,214,734     2,150,139
--------------------------------------------------------------------------------
Shares redeemed     (3,800,557)    (7,041,114)   (53,700,915)  (74,527,969)
--------------------------------------------------------------------------------
Net increase        14,039,965      6,527,607  $ 204,100,122 $  75,166,452
--------------------------------------------------------------------------------
Class B
Shares sold          3,743,482      3,717,485  $  53,103,048 $  40,364,959
--------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends            28,175         31,136        367,964       291,437
--------------------------------------------------------------------------------
Shares converted
   to Class A         (368,744)      (203,355)    (5,214,734)   (2,150,139)
--------------------------------------------------------------------------------
Shares redeemed     (1,531,479)    (2,140,856)   (21,361,941)  (22,630,539)
--------------------------------------------------------------------------------
Net increase         1,871,434      1,404,410  $  26,894,337 $  15,875,718
--------------------------------------------------------------------------------
Class C
Shares sold          5,167,138      5,136,326  $  73,411,390 $  54,696,196
--------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends            16,323         13,906        213,175       130,159
--------------------------------------------------------------------------------
Shares redeemed       (952,110)    (3,167,085)   (13,385,749)  (32,350,149)
--------------------------------------------------------------------------------
Net increase         4,231,351      1,983,147  $  60,238,816 $  22,476,206
--------------------------------------------------------------------------------
Advisor Class
Shares sold         19,166,232     18,185,825  $ 271,748,840 $ 204,941,888
--------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends           588,038        393,866      7,803,272     3,733,854
--------------------------------------------------------------------------------
Shares redeemed     (2,687,061)    (2,507,836)   (38,673,986)  (26,361,641)
--------------------------------------------------------------------------------
Net increase        17,067,209     16,071,855  $ 240,878,126 $ 182,314,101
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 21

                  ----------------------------- --------------------------------
                               Shares                        Amount
                  ----------------------------- --------------------------------
                    Year Ended     Year Ended     Year Ended    Year Ended
                  November 30,   November 30,   November 30,  November 30,
                          2004           2003           2004          2003
                  --------------------------------------------------------------
Class R
Shares sold             65,111            794  $     940,243 $      10,000
--------------------------------------------------------------------------------
Shares redeemed         (6,741)             -        (97,506)          -
--------------------------------------------------------------------------------
Net increase            58,370            794  $     842,737 $      10,000
--------------------------------------------------------------------------------

(a)  Commencement of distribution.


NOTE F
Risks Involved in Investing in The Fund
Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended November 30, 2004.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

NOTE H
Distributions to Shareholders
The tax character of distributions paid during the fiscal years ended November 30, 2004 and November 30, 2003 were as follows:

                                               2004             2003
                                         ---------------   ---------------
Distributions paid from:
   Ordinary income.....................  $    10,529,596   $     5,068,854
                                         ---------------   ---------------
Total taxable distributions............       10,529,596         5,068,854
                                         ---------------   ---------------
Total distributions paid...............  $    10,529,596   $     5,068,854
                                         ---------------   ---------------


As of November 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income...........................   $   16,290,858
Undistributed long term capital gains...................       40,118,617
Accumulated capital and other losses....................      (34,309,823)(a)
Unrealized appreciation/(depreciation)..................      440,821,957
                                                          ---------------
Total accumulated earnings/(deficit)...................   $   462,921,609
                                                          ---------------

(a) On November 30, 2004, the Fund had a net capital loss carryforward of $34,309,823 of which $5,445,847 expires in the year 2008 and $28,863,976 expires in the year 2009. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Fund's merger with Alliance International Fund, Inc. may apply. During the fiscal year, the Fund utilized capital loss carryforwards of $15,046,218.

During the current fiscal year, permanent differences, primarily due to the tax treatment of foreign currency gains and losses and the tax treatment of capital gains taxes, resulted in a net decrease in undistributed net investment income and an increase in accumulated net realized gain on investment and foreign currency transactions. This reclassification had no effect on net assets.

NOTE I
Legal Proceedings
As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 23

Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

    (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

    (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

    (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Trust, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Trustees of the Fund ("the Independent Trustees") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust or the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser in connection with this matter and the Adviser has provided documents and other information to the SEC and is cooperating fully with its investigation.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 25

Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND



FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Per


                                              ------------------------------------------------
                                                                    Class A
                                              ------------------------------------------------
                                                                                     March 29,
                                                                                    2001(a) to
                                                       Year Ended November 30,    November 30,
                                              ------------------------------------------------
                                                   2004          2003         2002        2001
Net asset value, beginning of period .........   $12.82       $  9.83       $ 9.64      $10.00
                                              ------------------------------------------------
Income From Investment Operations
Net investment income(b)(c)...................      .16(d)        .13          .07         .04
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...............................     3.37          2.96          .12(e)     (.40)
                                              ------------------------------------------------
Net increase (decrease) in net asset
   value from operations......................     3.53          3.09          .19        (.36)
                                              ------------------------------------------------
Less: Dividends
Dividends from net investment income .........     (.13)         (.10)          -0-         -0-
                                              ------------------------------------------------
Net asset value, end of period ...............   $16.22        $12.82       $ 9.83      $ 9.64
                                              ================================================
Total Return
Total investment return based on
   net asset value(f).........................    27.77%        31.80%        1.97%      (3.60)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .... $455,933      $180,443      $74,193      $3,990
Ratio to average net assets of:
  Expenses, net of waivers/
     reimbursements...........................     1.20%         1.20%        1.20%       1.44%(g)
  Expenses, before waivers/
     reimbursements...........................     1.64%         1.93%        2.19%       5.11%(g)
  Net investment income(c)....................     1.12%(d)      1.22%         .74%        .62%(g)
Portfolio turnover rate.......................       22%           20%          23%         11%


See footnote summary on page 31.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 27



Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                              ------------------------------------------------
                                                                    Class B
                                              ------------------------------------------------
                                                                                     March 29,
                                                                                    2001(a) to
                                                       Year Ended November 30,    November 30,
                                              ------------------------------------------------
                                                   2004          2003         2002        2001
                                              ------------------------------------------------
Net asset value, beginning of period ........    $12.67       $  9.75       $ 9.62      $10.00
                                              ------------------------------------------------
Income From Investment Operations
Net investment income (loss)(b)(c) ..........       .07(d)        .07           -0-(h)      -0-(h)
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions..............................      3.32          2.92          .13(e)     (.38)
                                              ------------------------------------------------
Net increase (decrease) in net asset
   value from operations.....................      3.39          2.99          .13        (.38)
                                              ------------------------------------------------
Less: Dividends
Dividends from net investment income ........      (.07)         (.07)          -0-         -0-
                                              ------------------------------------------------
Net asset value, end of period ..............    $15.99        $12.67       $ 9.75      $ 9.62
                                              ================================================
Total Return
Total investment return based on net
   asset value(f)............................     26.83%        30.85%        1.35%      (3.80)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ...  $136,980       $84,809      $51,608      $2,220
Ratio to average net assets of:
  Expenses, net of waivers/
     reimbursements..........................      1.90%         1.90%        1.90%       2.19%(g)
  Expenses, before waivers/
     reimbursements..........................      2.39%         2.71%        2.84%       7.84%(g)
  Net investment income (loss)(c)............   .47%(d)           .61%        (.03)%      (.05)%(g)
Portfolio turnover rate......................        22%           20%          23%         11%


See footnote summary on page 31.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                              ------------------------------------------------
                                                                    Class C
                                              ------------------------------------------------
                                                                                     March 29,
                                                                                    2001(a) to
                                                       Year Ended November 30,    November 30,
                                              ------------------------------------------------
                                                   2004          2003         2002        2001
                                              ------------------------------------------------
Net asset value, beginning of period .......     $12.67        $ 9.75       $ 9.60      $10.00
                                              ------------------------------------------------
Income From Investment Operations
Net investment income(b)(c).................        .06(d)        .06          .01          -0-(h)
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions.............................       3.33          2.93          .14 (e)    (.40)
                                              ------------------------------------------------
Net increase (decrease) in net asset
   value from operations....................       3.39          2.99          .15        (.40)
                                              ------------------------------------------------
Less: Dividends
Dividends from net investment income .......       (.07)         (.07)          -0-         -0-
                                              ------------------------------------------------
Net asset value, end of period .............     $15.99        $12.67       $ 9.75      $ 9.60
                                              ================================================
Total Return
Total investment return based on net
   asset value(f)...........................      26.83%        30.85%        1.56%      (4.00)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)...   $143,067       $59,753      $26,663      $1,582
Ratio to average net assets of:
  Expenses, net of waivers/
     reimbursements.........................       1.90%         1.90%        1.90%       2.23%(g)
  Expenses, before waivers/
     reimbursements.........................       2.35%         2.65%        2.90%       8.77%(g)
  Net investment income(c)..................        .46%(d)       .55%         .09%        .03%(g)
Portfolio turnover rate.....................         22%           20%          23%         11%


See footnote summary on page 31.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 29



Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                      ------------------------------
                                                                  Class R
                                                      ------------------------------
                                                                         November 3,
                                                           Year Ended     2003(i) to
                                                         November 30,   November 30,
                                                                 2004           2003
                                                      ------------------------------
Net asset value, beginning of period................           $12.82        $ 12.60
                                                      ------------------------------
Income From Investment Operations
Net investment income(b)(c).........................              .02(d)          -0-(h)
Net realized and unrealized gain on investment
   and foreign currency transactions................             3.48            .22
                                                      ------------------------------
Net increase in net asset value from operations.....             3.50            .22
                                                      ------------------------------
Less: Dividends
Dividends from net investment income................             (.09)            -0-
                                                      ------------------------------
Net asset value, end of period......................           $16.23        $ 12.82
                                                      ------------------------------
Total Return
Total investment return based on net
   asset value(f)...................................            27.46%          1.75%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)...........             $960            $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements...........             1.40%          1.40%(g)
  Expenses, before waivers/reimbursements...........             1.84%          2.31%(g)
  Net investment income(c)..........................              .12%(d)        .40%(g)
Portfolio turnover rate.............................               22%            20%


See footnote summary on page 31.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND



Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                              ------------------------------------------------
                                                                Advisor Class
                                              ------------------------------------------------
                                                                                     March 29,
                                                                                    2001(a) to
                                                       Year Ended November 30,    November 30,
                                              ------------------------------------------------
                                                   2004          2003         2002        2001
                                              ------------------------------------------------
Net asset value, beginning of period ........    $12.96       $  9.92       $ 9.68      $10.00
                                              ------------------------------------------------
Income From Investment Operations
Net investment income(b)(c)..................    .21(d)           .18          .17         .04
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions..............................      3.40          2.97          .07(e)     (.36)
                                              ------------------------------------------------
Net increase (decrease) in net asset
   value from operations.....................      3.61          3.15          .24        (.32)
                                              ------------------------------------------------
Less: Dividends
Dividends from net investment income ........      (.16)         (.11)          -0-         -0-
                                              ------------------------------------------------
Net asset value, end of period ..............    $16.41        $12.96       $ 9.92      $ 9.68
                                              ================================================
Total Return
Total investment return based on net
   asset value(f)............................     28.10%        32.19%        2.48%      (3.20)%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..........................$1,082,517      $633,688     $325,800    $167,263
Ratio to average net assets of:
  Expenses, net of waivers/
     reimbursements..........................      .90%          .90%          .90%        .90%(g)
  Expenses, before waivers/
     reimbursements..........................      1.34%         1.63%        1.75%       2.26%(g)
  Net investment income(c)...................      1.48%(d)      1.61%        1.67%        .65%(g)
Portfolio turnover rate......................        22%           20%          23%         11%


--------------------------------------------------------------------------------
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Net of fees and expenses waived/reimbursed by the Adviser.
(d) Net of fees waived/reimbursed by the Transfer Agent.
(e) In addition to net realized and unrealized gain (loss) from investment and foreign currency transactions as set forth in the statement of operations, this amount reflects an increase in net asset value per share resulting from fluctuations in the Fund's total net assets in relation to the timing of market gains and losses.
(f) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.
(g) Annualized.
(h) Amount is less than $.005.
(i) Commencement of distribution.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 31

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM



To the Shareholders and Board of Trustees of AllianceBernstein Trust
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AllianceBernstein International Value Fund (one of the funds constituting the AllianceBernstein Trust) (the "Fund") as of November 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AllianceBernstein International Value Fund at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP
                                                              New York, New York
                                                                January 10, 2005


TAX INFORMATION (unaudited)
The Fund intends to make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. The total amount of foreign taxes that may be passed through to shareholders for the fiscal year ended November 30, 2004 is $5,268,974. The foreign source of income for information reporting purposes is $35,262,229.

For the fiscal year ended November 30, 2004, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.The Fund designates a maximum amount of $10,529,596 as qualified dividend income, which is taxed at a maximum rate of 15%.

Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2005.


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

BOARD OF TRUSTEES


William H. Foulk, Jr.(1), Chairman
Marc. O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J.Downey(1)


OFFICERS


Kevin F. Simms(2), Senior Vice President
Philip L.Kirstein, Senior Vice President and Independent Compliance Officer Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public
Accounting Firm
Ernst & Young LLP
5 Times Square
New York, New York 10036



(1) Member of the Audit Committee and the Governance and Nominating Committee.
(2) Mr. Simms is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 33

MANAGEMENT OF THE FUND




Board of Trustees Information
The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund's Trustees is set forth below.

                                                               PORTFOLIOS
                                                                 IN FUND        OTHER
       NAME                           PRINCIPAL                  COMPLEX     TRUSTEESHIP
ADDRESS, DATE OF BIRTH              OCCUPATION(S)              OVERSEEN BY     HELD BY
  (YEAR ELECTED*)                DURING PAST 5 YEARS             TRUSTEE       TRUSTEE
--------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

William H. Foulk, Jr., #,       Investment adviser and an           113         None
2 Sound View Drive              independent consultant. He
Suite 100                       was formerly Senior Manager
Greenwich, CT 06830             of Barrett Associates, Inc., a
9/7/32                          registered investment adviser,
(1998)                          with which he had been associ-
                                ated since prior to 1999. He was
                                formerly Deputy Comptroller and
                                Chief Investment Officer of the
                                State of New York and, prior
                                thereto, Chief Investment Officer
                                of the New York Bank for Savings.

Ruth Block, #, **               Formerly an Executive Vice           94         None
500 SE Mizner Blvd.             President and Chief Insurance
Boca Raton, FL 33432            Officer of The Equitable Life
11/7/30                         Assurance Society of the United
(1987)                          States; Chairman and Chief
                                Executive Officer of Evlico,
                                Director of Avon, BP (oil and
                                gas), Ecolab Incorporated
                                (specialty chemicals), Tandem
                                Financial Group, and Donaldson,
                                Lufkin & Jenrette Securities
                                Corporation, former Governor at
                                Large National Association of
                                Securities Dealers, Inc.

David H. Dievler, #,            Independent Consultant. Until        95         None
P.O. Box 167                    December 1994 he was Senior
Spring Lake, NJ 07762           Vice President of Alliance Capital
10/23/29                        Management Corporation ("ACMC")
(1987)                          responsible for mutual fund
                                administration. Prior to joining
                                ACMC in 1984 he was Chief Financial
                                Officer of Eberstadt Asset Management
                                since 1968. Prior to that he was
                                Senior Manager at Price Waterhouse &
                                Co. Member of American Institute of
                                Certified Public Accountants since 1953.


--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

                                                               PORTFOLIOS
                                                                 IN FUND        OTHER
       NAME                           PRINCIPAL                  COMPLEX     TRUSTEESHIP
ADDRESS, DATE OF BIRTH              OCCUPATION(S)              OVERSEEN BY     HELD BY
  (YEAR ELECTED*)                DURING PAST 5 YEARS             TRUSTEE       TRUSTEE
----------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
(continued)

John H. Dobkin, #,              Consultant. Formerly President       95         None
P.O. Box 12                     of Save Venice, Inc. (preservation
Annandale, NY 12504             organization) from 2001-2002,
2/19/42                         Senior Advisor from June 1999 -
(1998)                          June 2000 and President
                                of Historic Hudson Valley
                                (historic preservation) from
                                December 1989-May 1999.
                                Previously, Director of the
                                National Academy of Design and
                                during 1988-1992, he was
                                Director and Chairman of the
                                Audit Committee of ACMC.

Michael J.Downey                Consultant since January 2004.       66      Asia Pacific
c/o Alliance Capital            Formerly managing partner                  Fund, Inc., and
Management L.P.                 of Lexington Capital, LLC                    The Merger
1345 Avenue of the              (investment advisory firm) from                 Fund
Americas                        1997 until December 2003.
New York, NY 10105              Prior thereto, Chairman and CEO
1/26/44                         of Prudential Mutual Fund
(2005)                          Management (1987-1993).


INTERESTED DIRECTOR
Marc O. Mayer, ++               Executive Vice President of ACMC     66         None
1345 Avenue of the              since 2001; prior thereto, Chief
Americas                        Executive Officer of Sanford C.
New York, NY 10105              Bernstein & Co., LLC and its
10/2/57                         predecessor since prior to 1999.
(2003))




*   There is no stated term of office for the Fund's Trustees.
** Ms. Block was an "interested person," as defined in the 1940 Act, until October 21, 2004 by reason of her ownership of 116 American Depositary Shares of AXA having a value of approximately $2,356. AXA is a controlling person of ACMC. Ms. Block received shares of The Equitable Companies Incorporated as part of the demutualization of The Equitable Life Assurance Society of the United States, which were subsequently converted through a corporate action into 116 American Depositary Shares of AXA.
++ Mr. Mayer is an "interested director", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC, investment adviser.
#   Member of the Audit Committee and Governance and Nominating Committee.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 35



Officers of the Trust
Certain information concerning the Fund's Officers is listed below.


  NAME, ADDRESS*        POSITION(S)             PRINCIPAL OCCUPATION
 AND DATE OF BIRTH     HELD WITH FUND            DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------

Kevin F. Simms        Senior Vice President     Senior Vice President of Alliance Capital
3/23/66                                         Management Corporation "ACMC" ** and is a
                                                Co-Chief Investment Officer of International
                                                Value Equities since 2003 which he has
                                                assumed in addition to his role as Director
                                                of Research of Global and International
                                                Value Equities since 2000. Prior thereto,
                                                he was Director of Research for Emerging
                                                Markets Equities at Bernstein,** since prior
                      `                         to 1999.

Philip L. Kirstein    Senior Vice President     Senior Vice President and Independent
5/29/45               and Independent           Compliance Officer-Mutual Funds of
                      Compliance Officer        ACMC with which he has been associated
                                                since October 2004. Prior thereto, he was
                                                Of Counsel to Kirkpatrick &Lockhart, LLP
                                                from 2003 to October 2004, and General
                                                Counsel and First Vice President of Merrill
                                                Lynch Investment Managers since prior to 1999.

Mark R. Manley        Secretary                 Senior Vice President, Deputy General
10/23/62                                        Counsel and Chief Compliance
                                                Officer of ACMC,** with which he has
                                                been associated since prior to 1999.

Mark D. Gersten       Treasurer and Chief       Senior Vice President of Alliance Global
10/4/50               Financial Officer         Investor Services, Inc. ("AGIS"),** and Vice
                                                President of AllianceBernstein Investment
                                                Research and Management, Inc. ("ABIRM"),** with
                                                which he has been associated since prior to 1999.

Vincent S. Noto       Controller                Vice President of AGIS,** with which
12/4/64                                         he has been associated since prior to 1999.


* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

** ACMC, Bernstein, ABIRM and AGIS are affiliates of the Fund. The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Trustees and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

ALLIANCEBERNSTEIN FAMILY OF FUNDS


  Wealth Strategies Funds
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy

--------------------------------------------------------------------------------
  Blended Style Funds
  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

--------------------------------------------------------------------------------
  Growth Funds
  Domestic
  Growth Fund
  Mid-Cap Growth Fund
  Large Cap Growth Fund*
  Small Cap Growth Fund

  Global & International
  All-Asia Investment Fund
  Global Health Care Fund*
  Global Research Growth Fund
  Global Technology Fund*
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

--------------------------------------------------------------------------------
  Value Funds
  Domestic
  Balanced Shares
  Focused Growth & Income Fund*
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund**
  Utility Income Fund
  Value Fund

  Global & International
  Global Value Fund
  International Value Fund

  Taxable Bond Funds
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

--------------------------------------------------------------------------------
  Municipal Bond Funds
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

--------------------------------------------------------------------------------
  Intermediate Municipal Bond Funds
  Intermediate California
  Intermediate Diversified
  Intermediate New York

--------------------------------------------------------------------------------
  Closed-End Funds
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II


We also offer Exchange Reserves,*** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund.
** Effective February 1, 2005, Small Cap Value Fund will be renamed Small/Mid-Cap Value Fund.
*** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND o 37

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


ACBVIINTVFAR1104





-------------------------------------------------------------------------------
Small-Cap Value
-------------------------------------------------------------------------------


AllianceBernstein [LOGO](SM)
Investment Research and Management


AllianceBernstein Small Cap Value Fund


Annual Report -- November 30, 2004

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

January 20, 2005

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Small Cap Value Fund (the "Fund") for the annual reporting period ended November 30, 2004. Note that on February 1, 2005, the Fund will be renamed AllianceBernstein Small/Mid-Cap Value Fund.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities of companies with small market capitalizations that are determined by Alliance's Bernstein research unit to be undervalued and whose long-term earnings power is not reflected in the current market price of their securities. The Fund may also invest in securities issued by non-U.S. companies.

Investment Results

The table on page 4 shows the Fund's performance compared to its new benchmark, the Russell 2500 Value Index, for the six- and 12-month periods ended November 30, 2004. We have also included the Fund's performance versus its prior benchmark, the Russell 2500 Index. The Fund is now using the Russell 2500 Value Index as its benchmark, as it is more reflective of the Fund's investment strategy than its previous benchmark, the Russell 2500 Index. The Fund underperformed the Russell 2500 Value Index for both the six- and 12-month periods ended November 30, 2004.

The Fund's underperformance during the 12-month period ended November 30, 2004 can be attributed to two broad issues: an underweighted position in financial stocks, especially real estate investment trusts (REITs), and an overweighted position in consumer cyclicals, specifically retailers. REITs enjoyed a period of dramatic out-performance during the reporting period, as yield-starved investors allocated increasing weights of their portfolios to these stocks. The Fund's overweighted position in retailers also detracted from performance, as investors were concerned that the 2004 holiday season may have resulted in lackluster sales. Contributors to performance included holdings in other pro-cyclical sectors within the Fund's investment portfolio, including materials and processing and producer durables stocks. Recent dramatic commodity price inflation, driven by robust global economic growth, especially in China, has provided a strong tailwind for these stocks. In addition, energy stocks made a significant contribution to the Fund's performance during the 12-month period under review.

The Fund's performance drivers and detractors during the six-month period closely resembled those witnessed during the annual period. The Fund's underweighted position in REITs and overweighted position in retailers detracted from the Fund's performance, while stocks with exposure to the global increase in commodity prices were the key contributors. Energy detracted modestly from relative performance


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 1


during the six-month period, as the bulk of appreciation in several of the Fund's stocks occurred in the run-up in oil prices witnessed earlier in the year.

Market Review and Investment Strategy

2004 was another great year for small- and mid-cap stocks. For the sixth consecutive year, the Russell 2500 Index beat the broad market, as represented by the Standard & Poor's (S&P) 500 Stock Index. This strong performance helped the Fund's absolute returns during the reporting period, but created some relative underperformance as the smallest companies, which lie below the Fund's purchase threshold, had strong returns.

Within the small- and mid-cap universe, larger stocks are now much cheaper than smaller stocks, and the Fund's management team has positioned the Fund's investment portfolio to take advantage of this valuation disparity, leaving it with an average market cap that is 56% larger than that of the Russell 2500 Value Index.

In Memory

It is with sadness that we announce the passing of Clifford L. Michel, a member of the Board of Trustees of AllianceBernstein Small Cap Value Fund. Mr. Michel served the interests of the Fund's shareholders for the last three years. His hard work, dedication and contributions to the Fund will be greatly missed.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Class R and Advisor Class shares will vary due to different expenses associated with these classes. Performance assumes reinvestment of distributions and does not account for taxes. During the reporting period, the Adviser waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses on an annual basis to 1.15%, 1.85%, 1.85%, 1.35% and 0.85% of the average daily net assets of Class A, Class B, Class C, Class R and Advisor Class shares, respectively.

Benchmark Disclosure

Neither the unmanaged Russell 2500 Value Index nor the unmanaged Russell 2500 Index reflects fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2500 Value Index contains those securities in the Russell 2500 Index with a less-than-average growth orientation. The Russell 2500 Index is a capitalization-weighted index that includes 2,500 small- and mid-cap U.S. stocks. Investors cannot invest directly in indices, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies which would result in stock prices that rise as initially expected. The Fund concentrates its investments in the stocks of small-capitalization companies, which tend to be more volatile than large-cap companies. Small-cap stocks may have additional risks because these companies tend to have limited product lines, markets or financial resources. The Fund can invest in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Because the Fund may invest in emerging markets and in developing countries, an investment also has the risk that market changes or other factors affecting emerging markets and developing countries, including political instability and unpredictable economic conditions, may have a significant effect on the Fund's net asset value. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 3


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE FUND VS. ITS BENCHMARK                            -------------------------
PERIODS ENDED NOVEMBER 30, 2004                        6 Months      12 Months
-------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Fund
   Class A                                              12.10%        21.07%
-------------------------------------------------------------------------------
   Class B                                              11.72%        20.17%
-------------------------------------------------------------------------------
   Class C                                              11.72%        20.26%
-------------------------------------------------------------------------------
   Class R                                              12.12%        20.93%
-------------------------------------------------------------------------------
   Advisor Class                                        12.24%        21.43%
-------------------------------------------------------------------------------
Russell 2500 Value Index                                14.79%        22.46%
-------------------------------------------------------------------------------
Russell 2500 Index                                      10.68%        16.35%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE FUND
3/29/01* TO 11/30/04


AllianceBernstein Small Cap Value Fund Class A: $17,312
Russell 2500 Value Index: $17,540
Russell 2500 Index: $15,319


[THE FOLLOWING TABLE WAS DEPICTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


                   AllianceBernstein
                    Small Cap Value        Russell 2500        Russell 2500
                      Fund Class A         Value Index            Index
-------------------------------------------------------------------------------
     3/29/01*           $  9,575             $ 10,000            $ 10,000
    11/30/01            $ 10,887             $ 10,783            $ 10,653
    11/30/02            $ 10,874             $ 10,602            $  9,686
    11/30/03            $ 14,299             $ 14,323            $ 13,167
    11/30/04            $ 17,312             $ 17,540            $ 15,319


*  Since inception of the Fund's Class A shares on 3/29/01.

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Small Cap Value Fund Class A shares (from 3/29/01* to 11/30/04) as compared to the performance of the Fund's benchmark, the Russell 2500 Value Index, and the small-cap market, as represented by the Russell 2500 Index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains.


See Historical Performance and Benchmark disclosures on previous page.


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2004
--------------------------------------------------------------

                            NAV Returns        SEC Returns
Class A Shares
1 Year                         21.07%             15.92%
Since Inception*               17.49%             16.12%

Class B Shares
1 Year                         20.17%             16.17%
Since Inception*               16.66%             16.48%

Class C Shares
1 Year                         20.26%             19.26%
Since Inception*               16.66%             16.66%

Class R Shares
1 Year                         20.93%
Since Inception*               22.32%

Advisor Class Shares
1 Year                         21.43%
Since Inception*               17.83%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (DECEMBER 31, 2004)
--------------------------------------------------------------

Class A Shares
1 Year                                            13.88%
Since Inception*                                  16.63%

Class B Shares
1 Year                                            14.05%
Since Inception*                                  16.98%

Class C Shares
1 Year                                            17.05%
Since Inception*                                  17.16%


* Inception Date: 3/29/01 for Class A, B, C and Advisor Class shares; 11/3/03 for Class R shares.

See Historical Performance disclosures on page 3.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 5


                                                                  Fund Expenses
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                              Beginning            Ending
                                            Account Value      Account Value      Expenses Paid
                                             June 1, 2004    November 30, 2004    During Period*
-----------------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,121.02           $6.10
Hypothetical (5% return before expenses)         $1,000           $1,019.25           $5.81
-----------------------------------------------------------------------------------------------
Class B
Actual                                           $1,000           $1,117.19           $9.79
Hypothetical (5% return before expenses)         $1,000           $1,015.75           $9.32
-----------------------------------------------------------------------------------------------
Class C
Actual                                           $1,000           $1,117.19           $9.79
Hypothetical (5% return before expenses)         $1,000           $1,015.75           $9.32
-----------------------------------------------------------------------------------------------
Class R
Actual                                           $1,000           $1,121.18           $7.16
Hypothetical (5% return before expenses)         $1,000           $1,018.25           $6.81
-----------------------------------------------------------------------------------------------
Advisory Class
Actual                                           $1,000           $1,122.41           $4.51
Hypothetical (5% return before expenses)         $1,000           $1,020.75           $4.29
-----------------------------------------------------------------------------------------------


* Expenses are equal to the classes' annualized expense ratios of 1.15%, 1.85%, 1.85%, 1.35% and 0.85%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


                                     Portfolio Summary and Ten Largest Holdings
-------------------------------------------------------------------------------

PORTFOLIO SUMMARY
November 30, 2004


PORTFOLIO STATISTICS
Net Assets ($mil): $1,147.4


SECTOR BREAKDOWN*

     19.1%   Consumer Cyclicals
     19.0%   Financial
     12.7%   Capital Equipment
      8.0%   Industrial Commodities
      7.7%   Technology
      7.6%   Non-Financial                      [PIE CHART OMITTED]
      6.0%   Consumer Staples
      5.6%   Consumer Growth
      4.2%   Utilities
      2.1%   Energy
      1.8%   Services

      6.2%   Short-Term


TEN LARGEST HOLDINGS
November 30, 2004

                                                                    Percent of
Company                                                 Value       Net Assets
_______________________________________________________________________________

Jones Apparel Group, Inc.                        $ 20,845,451           1.8%
-------------------------------------------------------------------------------
Constellation Brands, Inc. Cl.A                    20,803,380           1.8
-------------------------------------------------------------------------------
Pulte Corp.                                        20,777,760           1.8
-------------------------------------------------------------------------------
Radian Group, Inc.                                 20,192,500           1.8
-------------------------------------------------------------------------------
A.G. Edwards, Inc.                                 20,046,570           1.7
-------------------------------------------------------------------------------
ArvinMeritor, Inc.                                 19,787,925           1.7
-------------------------------------------------------------------------------
Cytec Industries, Inc.                             19,166,923           1.7
-------------------------------------------------------------------------------
Harsco Corp.                                       18,336,750           1.6
-------------------------------------------------------------------------------
URS Corp.                                          18,324,400           1.6
-------------------------------------------------------------------------------
Moog, Inc. Cl.A                                    17,946,742           1.6
-------------------------------------------------------------------------------
                                                 $196,228,401          17.1%


* All data are as of November 30, 2004. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 7


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
November 30, 2004

Company                                                Shares             Value
-------------------------------------------------------------------------------

COMMON STOCKS-93.7%

Consumer Cyclicals-19.1%
Apparel Manufacturing-4.6%
Jones Apparel Group, Inc.                             586,700    $   20,845,451
Liz Claiborne, Inc.                                   428,500        17,598,495
V. F. Corp.                                           259,000        13,983,410
                                                                 --------------
                                                                     52,427,356
                                                                 --------------
Autos & Auto Parts-3.0%
American Axle & Manufacturing Holdings, Inc.          325,000         9,477,000
Dana Corp.                                            824,200        13,475,670
Group 1 Automotive, Inc.(a)                           392,800        11,591,528
                                                                 --------------
                                                                     34,544,198
                                                                 --------------
Retailers-11.5%
AutoNation, Inc.(a)                                   906,222        16,783,232
BJ's Wholesale Club, Inc.(a)                          601,765        17,866,403
Borders Group, Inc.                                   735,100        16,745,578
Brunswick Corp.                                       137,500         6,712,750
Federated Department Stores, Inc.                     111,000         6,082,800
Foot Locker, Inc.                                     169,700         4,408,806
Office Depot, Inc.(a)                                 752,000        12,332,800
Payless ShoeSource, Inc.(a)                         1,365,100        15,944,368
RadioShack Corp.                                      553,600        17,477,152
The Neiman Marcus Group, Inc. Cl.A                    264,900        17,300,619
                                                                 --------------
                                                                    131,654,508
                                                                 --------------
                                                                    218,626,062
                                                                 --------------
Financial-19.0%
Major Regional Banks-4.7%
Banknorth Group, Inc.                                 347,000        12,481,590
Central Pacific Financial Corp.                        11,400           381,102
Hibernia Corp. Cl.A                                   384,000        11,105,280
Popular, Inc.                                         279,000         7,393,500
UnionBanCal Corp.                                     180,000        11,129,400
Whitney Holding Corp.                                 243,500        11,235,090
                                                                 --------------
                                                                     53,725,962
                                                                 --------------
Multi-Line Insurance-2.8%
PacifiCare Health Systems, Inc.(a)                    335,400        16,233,360
StanCorp Financial Group, Inc.                        198,200        15,667,710
                                                                 --------------
                                                                     31,901,070
                                                                 --------------
Property - Casualty Insurance-4.1%
Fidelity National Financial, Inc.                     117,600         5,043,864
Old Republic International Corp.                      610,800        15,263,892
PartnerRe, Ltd.                                       101,586         6,219,095
Radian Group, Inc.                                    394,000        20,192,500
                                                                 --------------
                                                                     46,719,351
                                                                 --------------
Real Estate Investment Trust-0.3%
Felcor Lodging Trust, Inc.(a)                         280,000         3,623,200
                                                                 --------------


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares             Value
-------------------------------------------------------------------------------

Savings & Loan-5.4%
Astoria Financial Corp.                               327,100    $   13,574,650
Commercial Federal Corp.                              380,000        11,069,400
MAF Bancorp, Inc.                                     378,513        17,373,747
Sovereign Bancorp, Inc.                               550,000        12,017,500
Washington Federal, Inc.                              283,745         7,652,602
                                                                 --------------
                                                                     61,687,899
                                                                 --------------
Miscellaneous Financial-1.7%
A.G. Edwards, Inc.                                    512,700        20,046,570
                                                                 --------------
                                                                    217,704,052
                                                                 --------------
Capital Equipment-12.7%
Auto & Truck Parts-4.9%
ArvinMeritor, Inc.                                    901,500        19,787,925
BorgWarner, Inc.                                      248,000        12,414,880
Modine Manufacturing Co.(a)                           243,000         7,812,450
PACCAR, Inc.                                          202,500        15,815,250
                                                                 --------------
                                                                     55,830,505
                                                                 --------------
Electrical Equipment-2.3%
Anixter International, Inc.                           238,900         9,013,697
Cooper Industries, Ltd. Cl.A                          252,000        16,710,120
                                                                 --------------
                                                                     25,723,817
                                                                 --------------
Machinery-3.1%
Lincoln Electric Holdings, Inc.                       269,500         9,672,355
Moog, Inc. Cl.A(a)                                    427,100        17,946,742
Terex Corp.(a)                                        180,200         8,260,368
                                                                 --------------
                                                                     35,879,465
                                                                 --------------
Miscellaneous Capital Goods-2.4%
Parker-Hannifin Corp.                                 146,000        10,920,800
Textron, Inc.                                         234,550        17,033,021
                                                                 --------------
                                                                     27,953,821
                                                                 --------------
                                                                    145,387,608
                                                                 --------------
Industrial Commodities-7.9%
Chemicals-3.7%
Albemarle Corp.                                       422,800        16,844,352
Crompton Corp.                                        623,000         6,983,830
Cytec Industries, Inc.                                394,300        19,166,923
                                                                 --------------
                                                                     42,995,105
                                                                 --------------
Containers - Metal/Glass/Paper-0.8%
Ball Corp.                                            199,800         8,937,054
                                                                 --------------
Miscellaneous Metals-1.4%
Reliance Steel & Aluminum Co.                         387,400        15,461,134
                                                                 --------------
Paper-0.6%
Meadwestvaco Corp.                                    219,800         7,396,270
                                                                 --------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 9


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares             Value
-------------------------------------------------------------------------------

Miscellaneous Industrial Commodities-1.4%
United Stationers, Inc.(a)                            341,866    $   16,368,544
                                                                 --------------
                                                                     91,158,107
                                                                 --------------
Technology-7.7%
Communication-Equip. Mfrs.-3.3%
ADC Telecommunications, Inc.(a)                     3,957,300         9,299,655
Andrew Corp.(a)                                     1,027,600        14,591,920
Nortel Networks Corp. (Canada)(a)                   1,470,200         5,101,594
Tellabs, Inc.(a)                                    1,020,000         8,721,000
                                                                 --------------
                                                                     37,714,169
                                                                 --------------
Computer/Instrumentation-1.1%
Adaptec, Inc.(a)                                    1,015,000         7,917,000
Solectron Corp.(a)                                    816,800         5,105,000
                                                                 --------------
                                                                     13,022,000
                                                                 --------------
Computers-1.0%
Western Digital Corp.(a)                            1,201,900        11,742,563
                                                                 --------------
Miscellaneous Industrial Technology-1.1%
Arrow Electronics, Inc.(a)                            160,000         3,924,800
Avnet, Inc.(a)                                        170,000         3,128,000
Tech Data Corp.(a)                                    120,000         5,446,800
                                                                 --------------
                                                                     12,499,600
                                                                 --------------
Semiconductors-1.2%
Vishay Intertechnology, Inc.(a)                       945,300        13,810,833
                                                                 --------------
                                                                     88,789,165
                                                                 --------------
Non-Financial-7.6%
Building Material - Heat/Plumbing/Air-1.4%
Hughes Supply, Inc.                                   491,600        16,163,808
                                                                 --------------
Cement-1.3%
Texas Industries, Inc.                                246,000        14,760,000
                                                                 --------------
Home Building-1.8%
Pulte Corp.                                           376,000        20,777,760
                                                                 --------------
Miscellaneous Building-3.1%
Beazer Homes USA, Inc.                                135,900        16,851,600
Harsco Corp.                                          345,000        18,336,750
                                                                 --------------
                                                                     35,188,350
                                                                 --------------
                                                                     86,889,918
                                                                 --------------
Consumer Staples-6.0%
Beverages - Soft, Lite & Hard-1.8%
Constellation Brands, Inc. Cl.A(a)                    465,400        20,803,380
                                                                 --------------
Foods-3.7%
Corn Products International, Inc.                     162,700         8,854,134
Del Monte Foods Co.(a)                              1,512,100        16,406,285
Universal Corp.                                       352,700        17,169,436
                                                                 --------------
                                                                     42,429,855
                                                                 --------------


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares             Value
-------------------------------------------------------------------------------

Retail - Food-0.5%
SUPERVALU, Inc.                                       190,000    $    6,002,100
                                                                 --------------
                                                                     69,235,335
                                                                 --------------
Consumer Growth-5.6%
Hospital Management-0.8%
Universal Health Services, Inc. Cl.B                  200,000         9,104,000
                                                                 --------------
Hospital Supplies-1.3%
Owens & Minor, Inc.                                   546,000        15,151,500
                                                                 --------------
Photography-1.4%
IKON Office Solutions, Inc.                         1,391,100        15,691,608
                                                                 --------------
Publishing-0.5%
Reader's Digest Association, Inc. Cl.A                418,100         5,978,830
                                                                 --------------
Miscellaneous Consumer Growth-1.6%
URS Corp.(a)                                          610,000        18,324,400
                                                                 --------------
                                                                     64,250,338
                                                                 --------------
Utilities-4.2%
Electric Companies-4.2%
Constellation Energy Group, Inc.                      265,000        11,580,500
Northeast Utilities                                   540,000         9,844,200
PNM Resources, Inc.                                   485,100        12,340,944
Puget Energy, Inc.                                    388,000         9,118,000
WPS Resources Corp.                                   103,800         5,018,730
                                                                 --------------
                                                                     47,902,374
                                                                 --------------
Energy-2.1%
Oils - Integrated Domestic-0.9%
Amerada Hess Corp.                                    109,000         9,684,650
                                                                 --------------
Oils - Integrated International-1.2%
Pogo Producing Co.                                    282,600        14,271,300
                                                                 --------------
                                                                     23,955,950
                                                                 --------------
Services-1.8%
Miscellaneous Industrial
  Transportation-1.0%
SEACOR SMIT, Inc.(a)                                  200,000        11,100,000
                                                                 --------------
Truckers-0.8%
USF Corp.                                             255,200         9,434,744
                                                                 --------------
                                                                     20,534,744
                                                                 --------------
Total Common Stocks
  (cost $848,354,405)                                             1,074,433,653
                                                                 --------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 11


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
Company                                                  (000)            Value
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENT-6.2%
Time Deposit-6.2%
State Street Euro Dollar
  1.35%, 12/01/04
  (cost $71,524,000)                                 $ 71,524    $   71,524,000
                                                                 --------------
Total Investments-99.9%
  (cost $919,878,405)                                             1,145,957,653
Other assets less liabilities-0.1%                                    1,428,079
                                                                 --------------
Net Assets-100%                                                  $1,147,385,732
                                                                 ==============


(a)  Non-income producing security.

See notes to financial statements.


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
November 30, 2004


ASSETS
Investments in securities, at value (cost $919,878,405)          $1,145,957,653
Cash                                                                         21
Receivable for shares of beneficial interest sold                     3,003,890
Receivable for investment securities sold                             1,309,494
Dividends and interest receivable                                     1,300,973
                                                                 --------------
Total assets                                                      1,151,572,031
                                                                 --------------
LIABILITIES
Payable for shares of beneficial interest redeemed                    1,965,630
Payable for investment securities purchased                           1,109,488
Distribution fee payable                                                408,670
Advisory fee payable                                                    391,637
Transfer Agent fee payable                                              145,113
Accrued expenses and other liabilities                                  165,761
                                                                 --------------
Total liabilities                                                     4,186,299
                                                                 --------------
Net Assets                                                       $1,147,385,732
                                                                 ==============
COMPOSITION OF NET ASSETS
Paid-in capital                                                  $  843,139,784
Accumulated net realized gain on investment
  transactions                                                       78,166,700
Net unrealized appreciation of investments                          226,079,248
                                                                 --------------
                                                                 $1,147,385,732
                                                                 ==============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share
  ($308,302,751 / 17,895,197 shares of beneficial interest
  issued and outstanding)                                                $17.23
Sales charge--4.25% of public offering price                                .76
                                                                         ------
Maximum offering price                                                   $17.99
                                                                         ======
Class B Shares
Net asset value and offering price per share
  ($257,614,880 / 15,178,482 shares of beneficial interest
  issued and outstanding)                                                $16.97
                                                                         ======
Class C Shares
Net asset value and offering price per share
  ($161,634,038 / 9,524,303 shares of beneficial interest
  issued and outstanding)                                                $16.97
                                                                         ======
Class R Shares
Net asset value, redemption and offering price per share
  ($453,239 / 26,337 shares of beneficial interest
  issued and outstanding)                                                $17.21
                                                                         ======
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($419,380,824 / 24,199,735 shares of beneficial interest
  issued and outstanding)                                                $17.33
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 13


                                                        Statement of Operations
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Year Ended November 30, 2004

INVESTMENT INCOME
Dividends (net of foreign taxes
  withheld of $16,461)                            $ 11,240,722
Interest                                               298,442     $ 11,539,164
                                                  ------------
EXPENSES
Advisory fee                                         8,765,412
Distribution fee -- Class A                            692,120
Distribution fee -- Class B                          2,327,253
Distribution fee -- Class C                          1,308,079
Distribution fee -- Class R                                293
Transfer agency                                      2,648,829
Custodian                                              239,810
Printing                                               191,544
Registration                                           100,747
Administrative                                          82,500
Audit                                                   38,202
Legal                                                   22,603
Trustees' fees                                          19,587
Miscellaneous                                           41,395
                                                  ------------
Total expenses                                      16,478,374
Less: expenses waived and reimbursed
  by the Adviser and the Transfer Agent
  (see Note B)                                      (4,010,452)
Less: expense offset arrangement
  (see Note B)                                            (113)
                                                  ------------
Net expenses                                                         12,467,809
                                                                   ------------
Net investment loss                                                    (928,645)
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
Net realized gain (loss) on
  Investment transactions                                            79,312,139
Net change in unrealized
  appreciation/depreciation
  of investments                                                    103,893,388
                                                                   ------------
Net gain on investment transactions                                 183,205,527
                                                                   ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $182,276,882
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                  Year Ended       Year Ended
                                                 November 30,     November 30,
                                                     2004             2003
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss                             $     (928,645)  $     (246,405)
Net realized gain on investment transactions        79,312,139       23,824,320
Net change in unrealized
  appreciation/depreciation
  of investments                                   103,893,388      151,962,309
                                                --------------   --------------
Net increase in net assets from
  operations                                       182,276,882      175,540,224

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income
  Class A                                                   -0-        (706,636)
  Advisor Class                                             -0-      (1,379,194)
Net realized gain on investment transactions
  Class A                                           (5,050,974)              -0-
  Class B                                           (6,057,708)              -0-
  Class C                                           (3,068,723)              -0-
  Class R                                                 (283)              -0-
  Advisor Class                                     (7,649,793)              -0-

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase                                       199,488,555      110,435,031
                                                --------------   --------------
Total increase                                     359,937,956      283,889,425

NET ASSETS
Beginning of period                                787,447,776      503,558,351
                                                --------------   --------------
End of period (including accumulated
  net investment loss of $0
  and $0, respectively)                         $1,147,385,732   $  787,447,776
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 15


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
November 30, 2004

NOTE A

Significant Accounting Policies

AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the AllianceBernstein Global Value Fund, the AllianceBernstein International Value Fund, the AllianceBernstein Small Cap Value Fund and the AllianceBernstein Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein Small Cap Value Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class R and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 17


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R and Advisor Class shares. Advisor Class shares have no distribution fees. Expenses of the Trust are charged to each Fund in proportion to net assets.


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly. On January 1, 2004, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.15%, 1.85%, 1.85%, 1.35% and .85% of the average daily net assets for Class A, Class B, Class C, Class R and Advisor Class shares, respectively. Prior to January 1, 2004, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 1.40%, 2.10%, 2.10%, 1.60% and 1.10% of the average daily net assets for Class A, Class B, Class C, Class R and Advisor Class shares, respectively. For the year ended November 30, 2004, such reimbursement amounted to $2,273,809.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of the New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. Through September 6, 2004 such waiver amounted to $1,562,998. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended November 30, 2004, the Adviser voluntarily agreed to waive its fees for such services. Such waiver amounted to $82,500.

The Fund compensates Alliance Global Investor Services, Inc., (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $1,720,000 for the year ended November 30, 2004. During the period, AGIS voluntarily agreed to waive a portion of its fees for such services. Such waiver amounted to $91,145.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 19


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

For the year ended November 30, 2004, the Fund's expenses were reduced by $113 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $42,839 from the sales of Class A shares and received $4,337, $319,888 and $16,318 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended November 30, 2004.

Brokerage commissions paid on investment transactions for the year ended November 30, 2004 amounted to $1,139,079, of which $559,470 was paid to Sanford
C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares, 1% of the average daily net assets attributable to Class B and Class C shares, and .50% of the average daily net assets attributable to Class R shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $2,330,862 and $1,169,548 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A and Class R shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2004, were as follows:

                                                   Purchases          Sales
                                                 =============    =============
Investment securities
  (excluding U.S. government securities)         $ 413,334,916    $ 283,068,387
U.S. government securities                                  -0-              -0-


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost                                                              $ 919,883,499
                                                                  =============
Gross unrealized appreciation                                     $ 244,182,185
Gross unrealized depreciation                                       (18,108,031)
                                                                  -------------
Net unrealized appreciation                                       $ 226,074,154
                                                                  =============

NOTE E

Shares of Beneficial Interest

There is an unlimited number of shares of beneficial interest authorized, without par value, divided into five classes, designated Class A, Class B, Class C, Class R and Advisor Class shares. Transactions in shares of beneficial interest were as follows:


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended     Year Ended    Year Ended      Year Ended
                     November 30,   November 30,   November 30,    November 30,
                         2004           2003          2004            2003
                     ------------  ------------  --------------  --------------
Class A
Shares sold            8,594,585    19,443,773    $134,746,086    $220,197,716
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions      309,803        56,752       4,566,567         614,631
-------------------------------------------------------------------------------
Shares converted
  from Class B           393,401       256,777       6,171,105       3,171,468
-------------------------------------------------------------------------------
Shares redeemed       (3,895,575)  (17,371,408)    (60,584,259)   (193,368,735)
-------------------------------------------------------------------------------
Net increase           5,402,214     2,385,894    $ 84,899,499    $ 30,615,080
===============================================================================

Class B
Shares sold            3,221,714     3,828,919    $ 49,545,175    $ 45,751,339
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions      339,119            -0-      4,957,906              -0-
-------------------------------------------------------------------------------
Shares converted
  to Class A            (399,621)     (257,955)     (6,171,105)     (3,171,468)
-------------------------------------------------------------------------------
Shares redeemed       (3,089,000)   (3,633,402)    (47,367,483)    (42,029,714)
-------------------------------------------------------------------------------
Net increase
  (decrease)              72,212       (62,438)   $    964,493    $    550,157
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 21


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended     Year Ended      Year Ended
                     November 30,   November 30,   November 30,    November 30,
                         2004           2003          2004            2003
                     ------------  ------------  --------------  --------------
Class C
Shares sold            3,476,433     2,921,339    $ 53,517,243    $ 35,226,873
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions      147,911            -0-      2,162,473              -0-
-------------------------------------------------------------------------------
Shares redeemed       (1,679,220)   (1,683,060)    (25,729,777)    (19,662,946)
-------------------------------------------------------------------------------
Net increase           1,945,124     1,238,279    $ 29,949,939    $ 15,563,927
===============================================================================

Advisor Class
Shares sold            6,982,274     6,242,341    $108,733,678    $ 74,580,569
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends
  and distributions      499,651       122,496       7,389,841       1,327,856
-------------------------------------------------------------------------------
Shares redeemed       (2,092,726)   (1,033,056)    (32,859,502)    (12,212,558)
-------------------------------------------------------------------------------
Net increase           5,389,199     5,331,781    $ 83,264,017    $ 63,695,867
===============================================================================

                                   November 3,                     November 3,
                      Year Ended   2003(a) to      Year Ended      2003(a) to
                     November 30,  November 30,    November 30,   November 30,
                         2004          2003           2004            2003
                     ------------  ------------  --------------  --------------
Class R
Shares sold               26,915           702    $    430,228    $     10,000
-------------------------------------------------------------------------------
Shares redeemed           (1,280)           -0-        (19,621)             -0-
-------------------------------------------------------------------------------
Net increase              25,635           702    $    410,607    $     10,000
===============================================================================

(a)  Commencement of distribution.


NOTE F

Risks Involved in Investing in the Fund

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or the United States government.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended November 30, 2004.

NOTE H

Distribution to Shareholders

The tax character of distributions paid during the fiscal years ended November 30, 2004 and November 30, 2003 were as follows:

                                                 2004             2003
                                             =============    =============
Distributions paid from:
  Ordinary income                            $   3,659,887    $   2,085,830
  Net long term capital gains                   18,167,594               -0-
                                             -------------    -------------
Total taxable distributions                     21,827,481        2,085,830
                                             -------------    -------------
Total distributions paid                     $  21,827,481    $   2,085,830
                                             =============    =============


As of November 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                 $  18,328,621
Undistributed long-term capital gains                            59,843,173
Unrealized appreciation/(depreciation)                          226,074,154(a)
                                                              -------------
Total accumulated earnings/(deficit)                          $ 304,245,948
                                                              =============

(a) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.


During the current Fiscal year, permanent differences, primarily due to net operating losses, resulted in a net decrease in accumulated net investment loss and a corresponding decrease in accumulated net realized gain on investment transactions. This reclassification had no effect on net assets.

NOTE I

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 23


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Trust, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Trustees of the Fund ("the Independent Trustees") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel.

The Independent Trustees have formed a special committee to supervise the investigation.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust or the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser in connection with this matter and the Adviser has provided documents and other information to the SEC and is cooperating fully with its investigation.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 25


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                 Class A
                                            --------------------------------------------------
                                                                                     March 29,
                                                   Year Ended November 30,          2001(a) to
                                            -------------------------------------    November
                                                2004         2003         2002       30, 2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $14.62       $11.19       $11.37       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                      .01(d)       .02          .10          .09
Net realized and unrealized gain (loss)
  on investment transactions                    3.00         3.48         (.11)        1.28
Net increase (decrease) in net asset
  value from operations                         3.01         3.50         (.01)        1.37

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-        (.07)        (.08)          -0-
Distributions from net realized gain on
  investment transactions                       (.40)          -0-        (.09)          -0-
Total dividends and distributions               (.40)        (.07)        (.17)          -0-
Net asset value, end of period                $17.23       $14.62       $11.19       $11.37

TOTAL RETURN
Total investment return based on net
  asset value(e)                               21.07%       31.50%        (.12)%      13.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $308,303     $182,631     $113,070      $34,883
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.17%        1.40%        1.40%        1.53%(f)
  Expenses, before waivers/
    reimbursements                              1.58%        1.79%        1.81%        2.41%(f)
  Net investment income(c)                       .06%(d)      .16%         .80%        1.29%(f)
Portfolio turnover rate                           31%          23%          30%          15%



See footnote summary on page 31.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 27


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                 Class B
                                            --------------------------------------------------
                                                                                     March 29,
                                                    Year Ended November 30,         2001(a) to
                                            -------------------------------------    November
                                                2004         2003         2002       30, 2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $14.51       $11.12       $11.33       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(b)(c)              (.10)(d)     (.06)         .01          .04
Net realized and unrealized gain (loss)
  on investment transactions                    2.96         3.45         (.10)        1.29
Net increase (decrease) in net asset
  value from operations                         2.86         3.39         (.09)        1.33

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-          -0-        (.03)          -0-
Distributions from net realized gain on
  investment transactions                       (.40)          -0-        (.09)          -0-
Total dividends and distributions               (.40)          -0-        (.12)          -0-
Net asset value, end of period                $16.97       $14.51       $11.12       $11.33

TOTAL RETURN
Total investment return based on net
  asset value(e)                               20.17%       30.49%        (.87)%      13.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $257,615     $219,128     $168,713      $56,538
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.87%        2.10%        2.10%        2.23%(f)
  Expenses, before waivers/
    reimbursements                              2.32%        2.54%        2.53%        3.10%(f)
  Net investment income (loss)(c)               (.63)%(d)    (.52)%        .11%         .60%(f)
Portfolio turnover rate                           31%          23%          30%          15%



See footnote summary on page 31.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                Class C
                                            --------------------------------------------------
                                                                                     March 29,
                                                   Year Ended November 30,          2001(a) to
                                            -------------------------------------    November
                                                2004         2003         2002       30, 2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $14.50       $11.11       $11.31       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(b)(c)              (.10)(d)     (.06)         .01          .04
Net realized and unrealized gain (loss)
  on investment transactions                    2.97         3.45         (.09)        1.27
Net increase (decrease) in net asset
  value from operations                         2.87         3.39         (.08)        1.31

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-          -0-        (.03)          -0-
Distributions from net realized gain on
  investment transactions                       (.40)          -0-        (.09)          -0-
Total dividends and distributions               (.40)          -0-        (.12)          -0-
Net asset value, end of period                $16.97       $14.50       $11.11       $11.31

TOTAL RETURN
Total investment return based on net
  asset value(e)                               20.26%       30.51%        (.78)%      13.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $161,634     $109,922      $70,467      $25,437
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.87%        2.10%        2.10%        2.31%(f)
  Expenses, before waivers/
    reimbursements                              2.30%        2.50%        2.51%        3.40%(f)
  Net investment income (loss)(c)               (.64)%(d)    (.53)%        .11%         .50%(f)
Portfolio turnover rate                           31%          23%          30%          15%



See footnote summary on page 31.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 29


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                          Class R
                                              -------------------------------
                                               November 3,
                                               Year Ended        2003(g) to
                                              November 30,      November 30,
                                                  2004             2003
                                              --------------   --------------
Net asset value, beginning of period              $14.62          $14.24

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(b)(c)                  (.06)(d)          -0-(h)
Net realized and unrealized gain on
  investment transactions                           3.05             .38
Net increase in net asset value from
  operations                                        2.99             .38

LESS: DISTRIBUTIONS
Distributions from net realized gain on
  investment transactions                           (.40)             -0-
Net asset value, end of period                    $17.21          $14.62

TOTAL RETURN
Total investment return based on net
  asset value(e)                                   20.93%           2.67%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)           $453             $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements           1.35%           1.60%(f)
  Expenses, before waivers/reimbursements           1.85%           1.96%(f)
  Net investment income (loss)(c)                   (.38)%(d)        .21%(f)
Portfolio turnover rate                               31%             23%


See footnote summary on page 31.


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                              Advisor Class
                                            --------------------------------------------------
                                                                                     March 29,
                                                   Year Ended November 30,          2001(a) to
                                            -------------------------------------    November
                                                2004         2003         2002       30, 2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $14.66       $11.23       $11.40       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                      .05(d)       .06          .13          .12
Net realized and unrealized gain (loss)
  on investment transactions                    3.02         3.47         (.10)        1.28
Net increase in net asset value
  from operations                               3.07         3.53          .03         1.40

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-        (.10)        (.11)          -0-
Distributions from net realized gain on
  investment transactions                       (.40)          -0-        (.09)          -0-
Total dividends and distributions               (.40)        (.10)        (.20)          -0-
Net asset value, end of period                $17.33       $14.66       $11.23       $11.40

TOTAL RETURN
Total investment return based on net
  asset value(f)                               21.43%       31.75%        (.18)%      14.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $419,381     $275,757     $151,308      $47,164
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .87%        1.10%        1.10%        1.12%(f)
  Expenses, before waivers/
    reimbursements                              1.28%        1.49%        1.54%        2.01%(f)
  Net investment income(c)                       .36%(d)      .46%        1.10%        1.68%(f)
Portfolio turnover rate                           31%          23%          30%          15%



(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of fees and expenses waived/reimbursed by the Adviser.

(d)  Net of fees and expenses waived/reimbursed by the Transfer Agent.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay the Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)  Annualized.

(g)  Commencement of distribution.

(h)  Amount is less than $.005


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 31


                        Report of Independent Registered Public Accounting Firm
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of AllianceBernstein Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AllianceBernstein Small Cap Value Fund (one of the funds constituting the AllianceBernstein Trust) (the "Fund") as of November 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AllianceBernstein Small Cap Value Fund at November 30, 2004, the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
January 10, 2005


TAX INFORMATION (unaudited)

For the fiscal year ended November 30, 2004, certain dividends paid by the Fund may be subject to a maximun tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates a maximum amount of $3,659,887 as quallified dividend income, which is taxed at a maximum rate of 15%.

For corporate shareholders, 47% of the total ordinary income distribution paid during the current fiscal year ended November 30, 2004 qualifies for the corporate dividends received deduction.

Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns, will be included with your Form 1099-DIV which will be sent to you separately in January 2005.


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


                                                              Board of Trustees
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)


OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Joseph G. Paul,(2) Senior Vice President
Thomas J. Bardong, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray LLP
One International Plaza
Boston, MA 02110

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036


(1)  Member of the Audit Committee and the Governance and Nominating Committee.

(2) Mr. Paul is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 33


                                                         Management of the Fund
-------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

Board of Trustees Information

The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund's Trustees is set forth below.



                                                                                PORTFOLIOS
                                                                                  IN FUND           OTHER
         NAME,                             PRINCIPAL                              COMPLEX        TRUSTEESHIP
ADDRESS, DATE OF BIRTH                    OCCUPATION(S)                         OVERSEEN BY        HELD BY
   (YEAR ELECTED*)                     DURING PAST 5 YEARS                        TRUSTEE          TRUSTEE
--------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

William H. Foulk, Jr., #            Investment adviser and an                       113             None
2 Sound View Drive                  independent consultant. He
Suite 100                           was formerly Senior Manager
Greenwich, CT 06830                 of Barrett Associates, Inc., a
9/7/32                              registered investment adviser,
(1998)                              with which he had been associ-
                                    ated since prior to 1999. He was
                                    formerly Deputy Comptroller and
                                    Chief Investment Officer of the
                                    State of New York and, prior
                                    thereto, Chief Investment Officer
                                    of the New York Bank for
                                    Savings.

Ruth Block, #, **                   Formerly an Executive Vice                       94             None
500 SE Mizner Blvd.                 President and Chief Insurance
Boca Raton, FL 33432                Officer of The Equitable Life
11/7/30                             Assurance Society of the United
(1987)                              States; Chairman and Chief
                                    Executive Officer of Evlico,
                                    Director of Avon, BP (oil and
                                    gas), Ecolab Incorporated
                                     (specialty chemicals), Tandem
                                    Financial Group, and Donaldson,
                                    Lufkin & Jenrette Securities
                                    Corporation, former Governor
                                    at Large National Association of
                                    Securities Dealers, Inc.

David H. Dievler, #                 Independent Consultant. Until                    95             None
P.O. Box 167                        December 1994 he was Senior
Spring Lake, NJ 07762               Vice President of Alliance Capital
10/23/29                            Management Corporation
(1987)                              ("ACMC") responsible for mutual
                                    fund administration. Prior to
                                    joining ACMC in 1984 he was
                                    Chief Financial Officer of
                                    Eberstadt Asset Management
                                    since 1968. Prior to that he was
                                    Senior Manager at Price
                                    Waterhouse & Co. Member of
                                    American Institute of Certified
                                    Public Accountants since 1953.



_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


                                                         Management of the Fund
-------------------------------------------------------------------------------



                                                                                PORTFOLIOS
                                                                                  IN FUND           OTHER
         NAME,                             PRINCIPAL                              COMPLEX        TRUSTEESHIP
ADDRESS, DATE OF BIRTH                    OCCUPATION(S)                         OVERSEEN BY        HELD BY
   (YEAR ELECTED*)                     DURING PAST 5 YEARS                        TRUSTEE          TRUSTEE
--------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES
(continued)

Michael J. Downey                   Consultant since January 2004.                   66          Asia Pacific
c/o Alliance Capital                Formerly managing partner of                                   Fund, Inc.,
Management L.P.                     Lexington Capital, LLC                                          and The
1345 Avenue of the                  (investment advisory firm)                                    Merger Fund
Americas                            from 1997 until December 2003.
New York, NY 10105                  Prior thereto, Chairman and CEO
1/26/44                             of Prudential Mutual Fund
(2005)                              Management (1987-1993).

John H. Dobkin,#                    Consultant. Formerly President of                96             None
P.O. Box 12                         Save Venice, Inc. (preservation
Annandale, NY 12504                 organization) from 2001-2002, a
2/19/42                             Senior Advisor from June 1999-
(1998)                              June 2000 and President of
                                    Historic Hudson Valley (historic
                                    preservation) from December
                                    1989-May 1999. Previously,
                                    Director of the National Academy
                                    of Design and during 1988-1992,
                                    he was Director and Chairman of
                                    the Audit Committee of ACMC.

INTERESTED DIRECTOR

Marc O. Mayer, ++                   Executive Vice President of ACMC                 66             None
1345 Avenue of the                  since 2001; prior thereto, Chief
Americas                            Executive Officer of Sanford C.
New York, NY 10105                  Bernstein & Co., LLC and its
10/2/57                             predecessor since prior to 1999.
(2003)


*  There is no stated term of office for the Fund's Trustees.

** Ms. Block was an "interested person," as defined in the 1940 Act, until October 21, 2004 by reason of her ownership of 116 American Depositary Shares of AXA having a value of approximately $2,356. AXA is a controlling person of ACMC. Ms. Block received shares of The Equitable Companies Incorporated as part of the demutualization of The Equitable Life Assurance Society of the United States, which were subsequently converted through a corporate action into 116 American Depositary Shares of AXA.

#  Member of the Audit Committee and Governance and Nominating Committee.

++ Mr. Mayer is an "interested director", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC, investment adviser.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 35


                                                         Management of the Fund
-------------------------------------------------------------------------------

OFFICERS OF THE TRUST

Certain information concerning the Fund's Officers is listed below.



   NAME, ADDRESS*                        POSITION(S)                      PRINCIPAL OCCUPATION
 AND DATE OF BIRTH                     HELD WITH FUND                      DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------

Philip L. Kirstein                  Senior Vice President           Senior Vice President and Independent
5/29/45                             and Independent                 Compliance Officer--Mutual Funds of
                                    Compliance Officer              ACMC with which he has been
                                                                    associated since October 2004. Prior
                                                                    thereto, he was Of Counsel to
                                                                    Kirkpatrick & Lockhart, LLP from 2003
                                                                    to October 2004, and General Counsel
                                                                    and First Vice President of Merrill Lynch
                                                                    Investment Managers since prior to
                                                                    1999.

Joseph G. Paul                      Senior Vice President           Senior Vice President of Alliance Capital
2/8/60                                                              Management Corporation ("ACMC"),**
                                                                    and Chief Investment Officer of Small
                                                                    and Mid Capitalization Value Equities
                                                                    since 2002. He is also Chief Investment
                                                                    Officer of Advanced Value at ACMC,**
                                                                    since October 2000, and held the same
                                                                    position at SCB since prior to 1999.

Thomas J. Bardong                   Vice President                  Senior Vice President of ACMC,** with
4/28/45                                                             which he has been associated since
                                                                    prior to 1999.

Mark R. Manley                      Secretary                       Senior Vice President, Deputy General
10/23/62                                                            Counsel and Chief Compliance Officer
                                                                    of ACMC,** with which he has been
                                                                    associated since prior to 1999.

Mark D. Gersten                     Treasurer and Chief             Senior Vice President of Alliance Global
10/4/50                             Financial Officer               Investor Services, Inc. ("AGIS"),** and
                                                                    Vice President of AllianceBernstein
                                                                    Investment Research and
                                                                    Management, Inc. ("ABIRM"),** with
                                                                    which he has been associated since
                                                                    prior to 1999.

Vincent S. Noto                     Controller                      Vice President of AGIS,** with which he
12/4/64                                                             has been associated since prior to
                                                                    1999.



* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, Bernstein, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Trustees and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN SMALL CAP VALUE FUND


                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Fund

Global & International

All-Asia Investment Fund
Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund**
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,*** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund.

** Effective February 1, 2005, Small Cap Value Fund will be renamed Small/Mid-Cap Value Fund.

*** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN SMALL CAP VALUE FUND o 37


ALLIANCEBERNSTEIN SMALL CAP VALUE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


ACBVISCVAR1104





-------------------------------------------------------------------------------
Large-Cap Value
-------------------------------------------------------------------------------


[LOGO]AllianceBernstein (SM)
Investment Research and Management


AllianceBernstein Value Fund


Annual Report -- November 30, 2004

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

January 20, 2005

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Value Fund (the "Fund") for the annual reporting period ended November 30, 2004.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that Alliance believes are undervalued. The Fund's policies emphasize investment in companies that are determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein research unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities.

Investment Results

The table on page 4 shows the Fund's performance compared to its benchmark, the Russell 1000 Value Index, for the six- and 12-month periods ended November 30, 2004. The Fund participated in the broad market's rally and had strong absolute gains during the six- and 12-month periods ended November 30, 2004, but underperformed the benchmark during both periods. The Fund did, however, outperform the broad market, as measured by the Standard & Poor's (S&P) 500 Stock Index, during both time frames.

On news of disappointing capital spending in the technology sector, the Fund's technology holdings delivered poor returns and contributed to the Fund's relative underperformance during the period under review. Stock selection in the consumer cyclicals and finance sectors also contributed to the Fund's underperformance during the reporting period. Stock selection in the transportation and utilities sectors, as well as the Fund's underweighted position in the poor-performing consumer growth sector, enhanced the Fund's performance. Additionally, the Fund's exposure to the capital equipment and industrial resources sectors also paid off during the annual reporting period, as strong global growth boosted returns in these sectors.

Market Review and Investment Strategy

The market, as represented by the S&P 500 Stock Index, returned 12.85% for the 12-month period ended November 30, 2004. Much of the gain came in the fourth quarter as a result of the end of the U.S. presidential election and a decline in oil prices from record highs, both of which lifted investors' spirits. Energy stocks led the market up as record oil prices lifted industry profits. Even after the recent end-of-year decline to $41 per barrel, oil is still up approximately 20% since the beginning of 2004 and the consensus view (which we share) is that while oil prices will likely moderate further, they should remain unusually high for another year or more. In this environment, the Russell 1000 Value Index outperformed the broad market by a wide margin, returning 19.67% for the 12-month period ended November 30, 2004.

The U.S. equity market appears reasonably priced, in our view, but the val-


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 1


uation spread between the cheapest and most expensive stocks remains compressed, reducing the value opportunity. In a relatively benign economic environment, with most companies delivering earnings close to expectations, there were none of the widespread anxieties that typically give rise to major valuation distortions. As such, the Fund's portfolio management team continues its two-pronged strategy of the last year: emphasizing risk control while seeking to identify stock-specific opportunities through deep fundamental research. The team's risk control philosophy rests on not taking risks that don't offer sufficient return potential. The Fund's sector weights relative to the broad market and the value benchmark, as well as its factor exposures, have shrunk as the potential to deliver a premium has declined.

In Memory

It is with sadness that we announce the passing of Clifford L. Michel, a member of the Board of Trustees of AllianceBernstein Value Fund. Mr. Michel served the interests of the Fund's shareholders for the last three years. His hard work, dedication and contributions to the Fund will be greatly missed.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN VALUE FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Class R and Advisor Class shares will vary due to different expenses associated with these classes. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Russell 1000 Value Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index contains those securities in the Russell 1000 Index with a less-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. Investors cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies which would result in stock prices that rise as initially expected. Because the Fund can invest in foreign securities, it includes risks not associated with funds that invest primarily in U.S. issues, including magnified fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. To the extent that the Fund invests a substantial amount of its assets in a particular country, an investment in the Fund has the risk that market changes or other factors affecting that country may have a more significant effect on the Fund's net asset value. The Fund may invest up to 15% of its total assets in securities issued by non-U.S. companies. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 3


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE FUND VS. ITS BENCHMARK                            -------------------------
PERIODS ENDED NOVEMBER 30, 2004                        6 Months     12 Months
-------------------------------------------------------------------------------
AllianceBernstein Value Fund
   Class A                                               8.69%        16.26%
-------------------------------------------------------------------------------
   Class B                                               8.32%        15.41%
-------------------------------------------------------------------------------
   Class C                                               8.31%        15.50%
-------------------------------------------------------------------------------
   Class R                                               8.60%        16.11%
-------------------------------------------------------------------------------
   Advisor Class                                         8.83%        16.68%
-------------------------------------------------------------------------------
Russell 1000 Value Index                                11.01%        19.67%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE FUND
3/29/01* TO 11/30/04


AllianceBernstein Value Fund Class A: $12,345
Russell 1000 Value Index: $12,596


[THE FOLLOWING TABLE WAS DEPICTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


                           AllianceBernstein            Russell 1000
                           Value Fund Class A            Value Index
-------------------------------------------------------------------------------
        3/29/01*                $  9,575                   $ 10,000
       11/30/01                 $  9,824                   $  9,939
       11/30/02                 $  9,081                   $  8,984
       11/30/03                 $ 10,619                   $ 10,525
       11/30/04                 $ 12,345                   $ 12,596


*  Since inception of the Fund's Class A shares on 3/29/01.


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Value Fund Class A shares (from 3/29/01* to 11/30/04) as compared to the performance of the Fund's benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains.


See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN VALUE FUND


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2004
-------------------------------------------------------------------------------

                            NAV Returns        SEC Returns
Class A Shares
1 Year                         16.26%             11.28%
Since Inception*                7.16%              5.91%

Class B Shares
1 Year                         15.41%             11.41%
Since Inception*                6.40%              6.17%

Class C Shares
1 Year                         15.50%             14.50%
Since Inception*                6.43%              6.43%

Class R Shares
1 Year                         16.11%
Since Inception*               15.31%

Advisor Class Shares
1 Year                         16.68%
Since Inception*                7.52%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (DECEMBER 31, 2004)
-------------------------------------------------------------------------------

Class A Shares
1 Year                                             8.48%
Since Inception*                                   6.58%

Class B Shares
1 Year                                             8.56%
Since Inception*                                   6.85%

Class C Shares
1 Year                                            11.56%
Since Inception*                                   7.07%


* Inception Date: 3/29/01 for Class A, B, C and Advisor Class shares; 11/3/03 for Class R shares.

See Historical Performance disclosures on page 3.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 5


                                                                  Fund Expenses
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                               Beginning          Ending
                                             Account Value     Account Value     Expenses Paid
                                             June 1, 2004    November 30, 2004   During Period*
-----------------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,086.93           $6.16
Hypothetical (5% return before expenses)         $1,000           $1,019.10           $5.96
-----------------------------------------------------------------------------------------------
Class B
Actual                                           $1,000           $1,083.19           $9.95
Hypothetical (5% return before expenses)         $1,000           $1,015.45           $9.62
-----------------------------------------------------------------------------------------------
Class C
Actual                                           $1,000           $1,083.12           $9.84
Hypothetical (5% return before expenses)         $1,000           $1,015.55           $9.52
-----------------------------------------------------------------------------------------------
Class R
Actual                                           $1,000           $1,085.99           $7.30
Hypothetical (5% return before expenses)         $1,000           $1,018.00           $7.06
-----------------------------------------------------------------------------------------------
Advisor Class
Actual                                           $1,000           $1,088.26           $4.59
Hypothetical (5% return before expenses)         $1,000           $1,020.60           $4.45
-----------------------------------------------------------------------------------------------


* Expenses are equal to the classes' annualized expense ratios of 1.18%, 1.91%, 1.89%, 1.40% and 0.88%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN VALUE FUND


                                     Portfolio Summary and Ten Largest Holdings
-------------------------------------------------------------------------------

PORTFOLIO SUMMARY
November 30, 2004


PORTFOLIO STATISTICS
Net Assets ($mil): $1,024.5


SECTOR BREAKDOWN*

     32.2%   Financial
     11.2%   Capital Equipment
     11.2%   Energy
      8.6%   Utilities
      7.1%   Consumer Staples
      6.6%   Consumer Cyclicals                       [PIE CHART OMITTED]
      6.3%   Technology
      5.3%   Consumer Growth
      5.0%   Industrial Commodities
      1.8%   Services
      0.8%   Non-Financial

      3.9%   Short-Term


TEN LARGEST HOLDINGS
November 30, 2004

                                                                    Percent of
Company                                                 Value       Net Assets
_______________________________________________________________________________

General Electric Co.                             $ 51,095,200           5.0%
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                  48,989,875           4.8
-------------------------------------------------------------------------------
Citigroup, Inc.                                    42,436,425           4.1
-------------------------------------------------------------------------------
Bank of America Corp.                              38,541,800           3.8
-------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                           25,494,923           2.5
-------------------------------------------------------------------------------
Altria Group, Inc.                                 24,416,003           2.4
-------------------------------------------------------------------------------
ChevronTexaco Corp.                                23,959,572           2.3
-------------------------------------------------------------------------------
ConocoPhillips                                     14,951,477           1.5
-------------------------------------------------------------------------------
Hewlett-Packard Co.                                14,948,000           1.4
-------------------------------------------------------------------------------
Wachovia Corp.                                     14,396,850           1.4
-------------------------------------------------------------------------------
                                                 $299,230,125          29.2%


* All data are as of November 30, 2004. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 7


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
November 30, 2004

Company                                                Shares             Value
-------------------------------------------------------------------------------

COMMON STOCKS-95.6%

Financial-32.1%
Banks - NYC-6.6%
Citigroup, Inc.                                       948,300    $   42,436,425
J. P. Morgan Chase & Co.                              677,156        25,494,923
                                                                 --------------
                                                                     67,931,348
                                                                 --------------
Finance-Personal Loans-0.5%
Capital One Financial Corp.                            12,900         1,013,682
Countrywide Credit Industries, Inc.                   111,198         3,692,886
                                                                 --------------
                                                                      4,706,568
                                                                 --------------
Life Insurance-2.7%
Genworth Financial, Inc. Cl.A                         212,000         5,575,600
Jefferson-Pilot Corp.                                  28,694         1,411,458
Manulife Financial Corp. (Canada)                     161,793         7,269,359
MetLife, Inc.                                         159,100         6,204,900
Prudential Financial, Inc                             123,500         6,045,325
Torchmark Corp.                                        23,900         1,312,349
                                                                 --------------
                                                                     27,818,991
                                                                 --------------
Major Regional Banks-10.8%
Bank of America Corp.                                 832,976        38,541,800
Comerica, Inc.                                        106,700         6,562,050
Huntington Bancshares, Inc.                           224,900         5,456,074
KeyCorp.                                              177,000         5,892,330
National City Corp.                                   214,200         7,942,536
PNC Financial Services Group                          109,100         5,935,040
SunTrust Banks, Inc.                                  100,000         7,130,000
U.S. Bancorp                                          360,500        10,681,615
Wachovia Corp.                                        278,200        14,396,850
Wells Fargo & Co.                                     125,800         7,770,666
                                                                 --------------
                                                                    110,308,961
                                                                 --------------
Multi-Line Insurance-1.1%
American International Group, Inc.                     58,300         3,693,305
The Hartford Financial Services Group, Inc.           121,200         7,756,800
                                                                 --------------
                                                                     11,450,105
                                                                 --------------
Property/Casualty Insurance-3.2%
ACE, Ltd. (Bermuda)                                    46,500         1,879,530
Allstate Corp.                                        198,000         9,999,000
Chubb Corp.                                            78,900         6,012,969
PartnerRe, Ltd.                                        24,500         1,499,890
The St. Paul Companies, Inc.                          241,385         8,805,725
XL Capital, Ltd. Cl.A                                  58,100         4,378,416
                                                                 --------------
                                                                     32,575,530
                                                                 --------------


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN VALUE FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares             Value
-------------------------------------------------------------------------------

Savings & Loan-3.1%
Astoria Financial Corp.                               109,200    $    4,531,800
Federal Home Loan Mortgage Corp.                      179,900        12,279,974
Federal National Mortgage Assn.                        62,500         4,293,750
Washington Mutual, Inc.                               270,750        11,022,232
                                                                 --------------
                                                                     32,127,756
                                                                 --------------
Miscellaneous-4.1%
Goldman Sachs Group, Inc.                              99,900        10,465,524
Lehman Brothers Holdings, Inc.                         93,300         7,816,674
MBIA, Inc.                                             45,800         2,746,168
Merrill Lynch & Co., Inc.                             144,400         8,044,524
MGIC Investment Corp.                                  81,200         5,521,600
Morgan Stanley                                        144,700         7,343,525
                                                                 --------------
                                                                     41,938,015
                                                                 --------------
                                                                    328,857,274
                                                                 --------------
Capital Equipment-11.2%
Aerospace & Defense-1.4%
General Dynamics Corp.                                 28,700         3,109,932
Goodrich Corp.                                        157,900         5,013,325
The Boeing Co.                                        113,000         6,053,410
                                                                 --------------
                                                                     14,176,667
                                                                 --------------
Auto & Truck Parts-0.7%
Eaton Corp.                                           102,000         6,874,800
                                                                 --------------
Electrical Equipment-6.6%
Cooper Industries, Ltd. Cl.A                           67,600         4,482,556
General Electric Co.                                1,445,000        51,095,200
Honeywell International, Inc.                         256,400         9,058,612
Hubbell, Inc. Cl.B                                     57,000         2,770,200
                                                                 --------------
                                                                     67,406,568
                                                                 --------------
Miscellaneous Capital Goods-2.5%
Parker-Hannifin Corp.                                  99,800         7,465,040
SPX Corp.                                             115,100         4,731,761
Textron, Inc.                                         107,100         7,777,602
Tyco International, Ltd. (Bermuda)                    176,500         5,995,705
                                                                 --------------
                                                                     25,970,108
                                                                 --------------
                                                                    114,428,143
                                                                 --------------
Energy-11.1%
Gas Pipelines-0.2%
El Paso Corp.                                         161,515         1,686,216
                                                                 --------------
Oils - Integrated Domestic-3.4%
Ashland, Inc.                                          81,600         4,826,640
ConocoPhillips                                        164,320        14,951,477
Marathon Oil Corp.                                    163,100         6,432,664
Occidental Petroleum Corp.                            144,300         8,688,303
                                                                 --------------
                                                                     34,899,084
                                                                 --------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 9


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares             Value
-------------------------------------------------------------------------------

Oils - Integrated International-7.5%
BP Plc (ADR)(United Kingdom)                           69,600    $    4,269,960
ChevronTexaco Corp.                                   438,820        23,959,572
Exxon Mobil Corp.                                     955,900        48,989,875
                                                                 --------------
                                                                     77,219,407
                                                                 --------------
                                                                    113,804,707
                                                                 --------------
Utilities-8.5%
Electric Companies-4.7%
Alliant Energy Corp.                                  104,100         2,839,848
American Electric Power Co., Inc.                     209,400         7,155,198
Constellation Energy Group, Inc.                      106,550         4,656,235
Edison International                                   32,100         1,023,990
Entergy Corp.                                          94,600         6,131,972
Exelon Corp.                                           79,600         3,320,116
FirstEnergy Corp.                                     148,400         6,266,932
Northeast Utilities                                   188,675         3,439,545
PPL Corp.                                              99,725         5,180,714
Sempra Energy                                         175,100         6,475,198
Wisconsin Energy Corp.                                 10,500           349,335
Xcel Energy, Inc.                                      88,300         1,594,698
                                                                 --------------
                                                                     48,433,781
                                                                 --------------
Telephone-3.8%
BellSouth Corp.                                       130,200         3,491,964
SBC Communications, Inc.                              343,900         8,655,963
Sprint Corp.                                          561,200        12,800,972
Verizon Communications, Inc.                          341,000        14,059,430
                                                                 --------------
                                                                     39,008,329
                                                                 --------------
                                                                     87,442,110
                                                                 --------------
Consumer Staples-7.0%
Beverages - Soft, Lite & Hard-0.6%
Adolph Coors Co. Cl.B                                  54,600         4,089,540
PepsiCo, Inc.                                          52,800         2,635,248
                                                                 --------------
                                                                      6,724,788
                                                                 --------------
Foods-0.3%
Kraft Foods, Inc. Cl.A                                 94,500         3,231,900
                                                                 --------------
Restaurants-1.2%
Darden Restaurants, Inc.                               36,700         1,000,442
McDonald's Corp.                                      356,600        10,961,884
                                                                 --------------
                                                                     11,962,326
                                                                 --------------
Retail - Food-1.2%
Albertson's, Inc.                                     190,600         4,822,180
Safeway, Inc.(a)                                      176,500         3,402,920
SUPERVALU, Inc.                                        35,600         1,124,604
The Kroger Co.(a)                                     189,300         3,062,874
                                                                 --------------
                                                                     12,412,578
                                                                 --------------


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN VALUE FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares             Value
-------------------------------------------------------------------------------

Soaps & Household Chemicals-0.5%
Unilever NV (Netherlands)                              75,700    $    4,769,100
                                                                 --------------
Sugar Refiners-0.2%
Archer-Daniels-Midland Co.                             95,375         2,021,950
                                                                 --------------
Tobacco-3.0%
Altria Group, Inc.                                    424,700        24,416,003
UST, Inc.                                             149,800         6,595,694
                                                                 --------------
                                                                     31,011,697
                                                                 --------------
                                                                     72,134,339
                                                                 --------------
Consumer Cyclicals-6.6%
Apparel Manufacturing-0.8%
Jones Apparel Group, Inc.                             138,800         4,931,564
V. F. Corp.                                            56,700         3,061,233
                                                                 --------------
                                                                      7,992,797
                                                                 --------------
Autos & Auto Parts-2.4%
American Axle & Manufacturing Holdings, Inc.           72,200         2,105,352
Autoliv, Inc.                                         111,900         5,230,206
BorgWarner, Inc.                                       60,400         3,023,624
Dana Corp.                                            120,500         1,970,175
General Motors Corp.                                  107,500         4,148,425
Lear Corp.                                             68,200         3,955,600
Magna International, Inc. Cl.A                         49,000         3,877,370
                                                                 --------------
                                                                     24,310,752
                                                                 --------------
Household - Appliances/Durables-0.1%
Whirlpool Corp.                                        17,400         1,123,170
                                                                 --------------
Retailers-2.6%
Federated Department Stores, Inc.                     117,500         6,439,000
Limited Brands(a)                                     289,200         7,068,048
Nordstrom, Inc.                                        42,250         1,848,437
Office Depot, Inc.(a)                                 275,200         4,513,280
Target Corp.                                           98,000         5,019,560
The Home Depot, Inc.                                   43,900         1,832,825
                                                                 --------------
                                                                     26,721,150
                                                                 --------------
Tires & Rubber Goods-0.1%
Cooper Tire & Rubber Co.                               62,700         1,280,334
                                                                 --------------
Miscellaneous Consumer Cyclicals-0.6%
Newell Rubbermaid, Inc.                               262,100         6,049,268
                                                                 --------------
                                                                     67,477,471
                                                                 --------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 11


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares             Value
-------------------------------------------------------------------------------

Technology-6.3%
Communication - Equipment
  Manufacturers-1.2%
ADC Telecommunications, Inc.(a)                       918,100    $    2,157,535
Lucent Technologies, Inc.(a)                          682,900         2,683,797
Nortel Networks Corp.(a)                              911,200         3,161,864
Tellabs, Inc.(a)                                      545,700         4,665,735
                                                                 --------------
                                                                     12,668,931
                                                                 --------------
Computer/Instrumentation-0.9%
Flextronics International, Ltd. (Singapore)(a)        286,500         4,111,275
Sanmina-SCI Corp.(a)                                  260,600         2,301,098
Solectron Corp.(a)                                    491,000         3,068,750
                                                                 --------------
                                                                      9,481,123
                                                                 --------------
Computers-1.8%
Hewlett-Packard Co.                                   747,400        14,948,000
International Business Machines Corp.                  38,100         3,590,544
Quantum Corp.(a)                                       50,400           144,144
                                                                 --------------
                                                                     18,682,688
                                                                 --------------
Computer Services/Software-0.9%
Electronic Data Systems Corp.                         230,500         5,174,725
Microsoft Corp.                                       130,000         3,485,300
                                                                 --------------
                                                                      8,660,025
                                                                 --------------
Miscellaneous Industrial Technology-1.0%
Arrow Electronics, Inc.(a)                            114,000         2,796,420
Avnet, Inc.(a)                                         95,650         1,759,960
Ingram Micro, Inc. Cl.A(a)                            164,000         3,155,360
Tech Data Corp.(a)                                     62,600         2,841,414
                                                                 --------------
                                                                     10,553,154
                                                                 --------------
Semiconductors-0.5%
Agere Systems, Inc. Cl.A(a)                         1,073,600         1,470,832
Vishay Intertechnology, Inc.(a)                       208,800         3,050,568
                                                                 --------------
                                                                      4,521,400
                                                                 --------------
                                                                     64,567,321
                                                                 --------------
Consumer Growth-5.3%
Drugs-2.2%
AstraZeneca Plc (ADR)(United Kingdom)                  83,550         3,291,035
Bristol-Myers Squibb Co.                              113,400         2,664,900
GlaxoSmithKline Plc (ADR)(United Kingdom)             111,000         4,721,940
Merck & Co., Inc.                                     236,300         6,621,126
Sanofi-Aventis (ADR)(France)                          130,100         4,912,576
Wyeth                                                   6,600           263,142
                                                                 --------------
                                                                     22,474,719
                                                                 --------------
Entertainment-1.4%
Time Warner, Inc.(a)                                  632,900        11,208,659
Viacom, Inc. Cl.B                                      42,700         1,481,690
Walt Disney Co.                                        52,000         1,397,760
                                                                 --------------
                                                                     14,088,109
                                                                 --------------


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN VALUE FUND


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares             Value
-------------------------------------------------------------------------------

Hospital Supplies-0.7%
Medco Health Solutions, Inc.(a)                       176,100    $    6,642,492
                                                                 --------------
Radio - TV Broadcasting-1.0%
Comcast Corp. Cl.A(a)                                 357,000        10,724,280
                                                                 --------------
                                                                     53,929,600
                                                                 --------------
Industrial Commodities-5.0%
Aluminum-0.9%
Alcan, Inc. (Canada)                                   92,100         4,697,100
Alcoa, Inc.                                           145,450         4,942,391
                                                                 --------------
                                                                      9,639,491
                                                                 --------------
Chemicals-0.9%
Dow Chemical Co.                                       23,400         1,180,998
Du Pont E. I. de Nemours & Co.                         41,200         1,867,184
Eastman Chemical Co.                                  105,300         5,726,214
                                                                 --------------
                                                                      8,774,396
                                                                 --------------
Containers-0.0%
Owens-Illinois, Inc.(a)                                19,300           403,756
                                                                 --------------
Paper-2.1%
Georgia-Pacific Corp.                                 190,300         6,966,883
Meadwestvaco Corp.                                    168,100         5,656,565
Smurfit-Stone Container Corp.(a)                      293,700         5,274,852
Temple-Inland, Inc.                                    58,300         3,474,097
                                                                 --------------
                                                                     21,372,397
                                                                 --------------
Steel-1.1%
United States Steel Corp.                             162,900         8,529,444
Worthington Industries, Inc.                          108,750         2,339,213
                                                                 --------------
                                                                     10,868,657
                                                                 --------------
                                                                     51,058,697
                                                                 --------------
Services-1.7%
Railroads-1.7%
Burlington Northern Santa Fe Corp.                    152,425         6,865,222
CSX Corp.                                             127,000         4,842,510
Norfolk Southern Corp.                                185,000         6,351,050
                                                                 --------------
                                                                     18,058,782
                                                                 --------------
Non-Financial-0.8%
Building Materials - Cement-0.8%
Martin Marietta Materials, Inc.                        64,175         3,224,794
Vulcan Materials Co.                                   97,100         5,034,635
                                                                 --------------
                                                                      8,259,429
                                                                 --------------
Total Common Stocks
  (cost $799,160,236)                                               980,017,873
                                                                 --------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 13


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENT-3.9%
Time Deposit-3.9%
State Street Euro Dollar
  1.35%, 12/01/04
  (cost $39,781,000)                                 $ 39,781    $   39,781,000
                                                                 --------------
Total Investments-99.5%
  (cost $838,941,236)                                             1,019,798,873
Other assets less liabilities-0.5%                                    4,743,541
                                                                 --------------
Net Assets-100%                                                  $1,024,542,414
                                                                 ==============


(a)  Non-income producing security.

Glossary:

ADR - American Depositary Receipt.

See notes to financial statements.


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN VALUE FUND


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
November 30, 2004


ASSETS
Investments in securities, at value (cost $838,941,236)          $1,019,798,873
Cash                                                                        205
Receivable for shares of beneficial interest sold                     3,425,617
Dividends and interest receivable                                     2,700,834
Receivable for investment securities sold.                              925,346
                                                                 --------------
Total assets                                                      1,026,850,875
                                                                 --------------
LIABILITIES
Payable for shares of beneficial interest redeemed                    1,245,989
Advisory fee payable                                                    454,293
Distribution fee payable                                                272,493
Transfer Agent fee payable                                              125,649
Administrative fee payable                                               13,345
Accrued expenses                                                        196,692
                                                                 --------------
Total liabilities                                                     2,308,461
                                                                 --------------
Net Assets                                                       $1,024,542,414
                                                                 ==============
COMPOSITION OF NET ASSETS
Paid-in capital                                                     816,926,111
Undistributed net investment income                                   9,018,267
Accumulated net realized gain on investment and
  foreign currency transactions                                      17,740,207
Net unrealized appreciation of investments and
  foreign currency denominated assets and liabilities               180,857,829
                                                                 --------------
                                                                 $1,024,542,414
                                                                 ==============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share
  ($187,004,179/14,804,454 shares of beneficial interest
  issued and outstanding)                                                $12.63
Sales charge--4.25% of public offering price                                .56
                                                                         ------
Maximum offering price                                                   $13.19
                                                                         ======
Class B Shares
Net asset value and offering price per share
  ($182,244,551/14,575,933 shares of beneficial interest
  issued and outstanding)                                                $12.50
                                                                         ======
Class C Shares
Net asset value and offering price per share
  ($98,512,199/7,876,960 shares of beneficial interest
  issued and outstanding)                                                $12.51
                                                                         ======
Class R Shares
Net asset value, redemption and offering price per share
  ($664,740/52,644 shares of beneficial interest
  issued and outstanding)                                                $12.63
                                                                         ======
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($556,116,745/43,786,430 shares of beneficial interest
  issued and outstanding)                                                $12.70
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 15


                                                        Statement of Operations
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Year Ended November 30, 2004

INVESTMENT INCOME
Dividends (net of foreign taxes withheld
  of $70,296)                                     $ 20,425,532
Interest                                               182,331     $ 20,607,863
                                                  ------------
EXPENSES
Advisory fee                                         6,161,553
Distribution fee--Class A                              465,245
Distribution fee--Class B                            1,775,627
Distribution fee--Class C                              878,746
Distribution fee--Class R                                1,200
Transfer agency                                      2,147,803
Custodian                                              235,929
Printing                                               156,998
Registration fees                                       96,194
Administrative                                          82,500
Audit                                                   43,799
Legal                                                   28,582
Trustees' fees                                          18,674
Miscellaneous                                           44,565
                                                  ------------
Total expenses                                      12,137,415
Less: expenses waived and reimbursed
  by the Adviser and the Transfer Agent
  (see Note B)                                      (1,259,214)
Less: expense offset arrangement
  (see Note B)                                             (94)
                                                  ------------
Net expenses                                                         10,878,107
                                                                   ------------
Net investment income                                                 9,729,756
                                                                   ------------
REALIZED AND UNREALIZED GAIN
ON INVESTMENT AND FOREIGN
CURRENCY TRANSACTIONS
Net realized gain on:
  Investment transactions                                            35,803,717
  Foreign currency transactions                                           1,057
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                        86,891,472
  Foreign currency denominated assets
  and liabilities                                                           192
                                                                   ------------
Net gain on investment and foreign currency
  transactions                                                      122,696,438
                                                                   ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $132,426,194
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN VALUE FUND


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                  Year Ended       Year Ended
                                                 November 30,     November 30,
                                                     2004             2003
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                           $    9,729,756   $    6,253,028
Net realized gain (loss) on investment and
  foreign currency transactions                     35,804,774       (6,690,252)
Net change in unrealized
  appreciation/depreciation of investments
  and foreign currency denominated
  assets and liabilities                            86,891,664      108,326,725
                                                --------------   --------------
Net increase in net assets from
  operations                                       132,426,194      107,889,501

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                           (1,236,072)        (683,689)
  Class B                                             (475,727)        (160,652)
  Class C                                             (226,432)         (68,503)
  Class R                                                  (69)              -0-
  Advisor Class                                     (4,432,288)      (2,251,220)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase                                       134,516,377      123,452,364
                                                --------------   --------------
Total increase                                     260,571,983      228,177,801

NET ASSETS
Beginning of period                                763,970,431      535,792,630
                                                --------------   --------------
End of period (including undistributed
  net investment income of $9,018,267
  and $5,593,671, respectively)                 $1,024,542,414   $  763,970,431
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 17


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
November 30, 2004

NOTE A

Significant Accounting Policies

AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the AllianceBernstein Global Value Fund, the AllianceBernstein International Value Fund, the AllianceBernstein Small Cap Value Fund and the AllianceBernstein Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein Value Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class R and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees.


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 19


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R and Advisor Class shares. Advisor Class shares have no distribution fees. Expenses of the Trust are charged to each Fund in proportion to net assets.


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of .75% of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. Through September 6, 2004 such waiver amounted to $1,183,042. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the Advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the year ended November 30, 2004, such fees amounted to $82,500.

The Fund compensates Alliance Global Investor Services, Inc. ("AGIS"), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $1,448,739 for the year ended November 30, 2004. During the period, AGIS voluntarily agreed to waive a portion of its fees for such services. Such waiver amounted to $76,172.

For the year ended November 30, 2004, the Fund's expenses were reduced by $94 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $20,157 from the sale of Class A shares and received $3,679, $323,018 and $8,110 in contingent deferred sales charges imposed


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 21


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended November 30, 2004.

Brokerage commissions paid on investment transactions for the year ended November 30, 2004, amounted to $964,005, of which $635,106 was paid to Sanford
C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares and .50 of 1% of the average daily net assets attributable to Class R shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,383,137 and $654,118 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A and Class R shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2004, were as follows:

                                                   Purchases          Sales
                                                 =============    =============
Investment securities (excluding U.S.
  government securities)                         $ 357,682,045    $ 227,909,355
U.S. government securities                                  -0-              -0-


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

The cost of investments for federal income tax purposes , gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Cost                                                              $ 839,447,614
                                                                  =============
Gross unrealized appreciation                                     $ 193,744,616
Gross unrealized depreciation                                       (13,393,357)
                                                                  -------------
Net unrealized appreciation                                       $ 180,351,259
                                                                  =============

NOTE E

Shares of Beneficial Interest

There is an unlimited number of shares of beneficial interest authorized, without par value, divided into five classes, designated Class A, Class B, Class C, Class R and Advisor Class shares. Transactions in shares of beneficial interest were as follows:


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended     Year Ended    Year Ended      Year Ended
                     November 30,   November 30,   November 30,    November 30,
                         2004           2003          2004            2003
                     ------------  ------------  --------------  --------------
Class A
Shares sold            5,602,470     5,446,729    $ 66,495,166    $ 52,353,733
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               94,016        63,586       1,060,502         579,905
-------------------------------------------------------------------------------
Shares converted
  from Class B           404,902       248,829       4,781,383       2,470,234
-------------------------------------------------------------------------------
Shares redeemed       (3,795,449)   (3,355,205)    (44,668,015)    (32,398,246)
-------------------------------------------------------------------------------
Net increase           2,305,939     2,403,939    $ 27,669,036    $ 23,005,626
===============================================================================

Class B
Shares sold            2,415,658     4,697,184    $ 28,307,011    $ 43,954,755
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               29,253        11,535         328,891         104,970
-------------------------------------------------------------------------------
Shares converted
  to Class A            (407,525)     (252,899)     (4,781,383)     (2,470,234)
-------------------------------------------------------------------------------
Shares redeemed       (3,513,577)   (4,065,562)    (40,973,376)    (38,830,483)
-------------------------------------------------------------------------------
Net increase
  (decrease)          (1,476,191)      390,258    $(17,118,857)   $  2,759,008
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 23


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended     Year Ended    Year Ended      Year Ended
                     November 30,   November 30,   November 30,    November 30,
                         2004           2003          2004            2003
                     ------------  ------------  --------------  --------------
Class C
Shares sold            1,966,215     2,876,068    $ 23,099,793    $ 27,170,396
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               12,664         4,435         142,344          40,310
-------------------------------------------------------------------------------
Shares redeemed       (1,647,970)   (1,896,948)    (19,181,489)    (18,259,532)
-------------------------------------------------------------------------------
Net increase             330,909       983,555    $  4,060,648    $  8,951,174
===============================================================================

Advisor Class
Shares sold           12,128,491    10,503,293    $143,386,859    $101,612,639
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              384,502       240,190       4,348,689       2,195,338
-------------------------------------------------------------------------------
Shares redeemed       (2,406,962)   (1,558,471)    (28,441,305)    (15,081,421)
-------------------------------------------------------------------------------
Net increase          10,106,031     9,185,012    $119,294,243    $ 88,726,556
===============================================================================

                                    November 3,                    November 3,
                      Year Ended     2003(a) to    Year Ended      2003(a) to
                     November 30,   November 30,   November 30,   November 30,
                         2004          2003           2004            2003
                     ------------  ------------  --------------  --------------
Class R
Shares sold               55,299           917    $    653,637    $     10,000
-------------------------------------------------------------------------------
Shares redeemed           (3,572)           -0-        (42,330)             -0-
-------------------------------------------------------------------------------
Net increase              51,727           917    $    611,307    $     10,000
===============================================================================

(a)  Commencement of distribution.


NOTE F

Risk Involved in Investing in the Fund

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States Government.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTEm G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended November 30, 2004.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended November 30, 2004 and November 30, 2003 were as follows:

                                                 2004             2003
                                             =============    =============
Distributions paid from:
  Ordinary income                            $   6,370,588    $   3,164,064
                                             -------------    -------------
Total taxable distributions                      6,370,588        3,164,064
                                             -------------    -------------
Total distributions paid                     $   6,370,588    $   3,164,064
                                             =============    =============


As of November 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                 $   9,027,633
Undistributed long term capital gains                            18,246,585(a)
Unrealized appreciation/(depreciation)                          180,351,451(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $ 207,625,669
                                                              =============

(a) During the fiscal year ended November 30, 2004, the Fund utilized capital loss carryforwards of $16,588,740.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal year, permanent differences primarily due to the tax treatment of distributions and foreign currency transactions resulted in a net increase in undistributed net investment income, a decrease to accumulated net realized gain on investment and foreign currency transactions and a corresponding increase in additional paid-in capital. This reclassification had no effect on net assets.

NOTE I

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VALUE FUND o 25


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Trust, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN VALUE FUND


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

In addition, the Independent Trustees of the Fund ("the Independent Trustees") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust or the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 27


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser in connection with this matter and the Adviser has provided documents and other information to the SEC and is cooperating fully with its investigation.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN VALUE FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period



                                                                 Class A
                                            --------------------------------------------------
                                                                                     March 29,
                                                   Year Ended November 30,           2001(a) to
                                            -------------------------------------   November 30,
                                                2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.96        $9.44       $10.26       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)                         .14(c)(d)    .11          .10          .06(c)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                  1.63         1.48         (.87)         .20
Net increase (decrease) in net asset
  value from operations                         1.77         1.59         (.77)         .26

LESS: DIVIDENDS
Dividends from net investment income            (.10)        (.07)        (.05)          -0-
Net asset value, end of period                $12.63       $10.96        $9.44       $10.26

TOTAL RETURN
Total investment return based on net
  asset value(e)                               16.26%       16.93%       (7.56)%       2.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $187,004     $136,924      $95,295      $59,437
Ratio to average net assets of:
  Expenses, net of waivers                      1.18%        1.45%        1.45%        1.71%(f)
  Expenses, before waivers                      1.32%        1.45%        1.45%        1.74%(f)
  Net investment income                         1.17%(c)(d)  1.12%         .99%         .79%(c)(f)
Portfolio turnover rate                           27%          27%          11%          14%



See footnote summary on page 33.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 29


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                 Class B
                                            --------------------------------------------------
                                                                                     March 29,
                                                    Year Ended November 30,         2001(a) to
                                            -------------------------------------   November 30,
                                                2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.86        $9.37       $10.22       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)                         .05(c)(d)    .04          .03          .01(c)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                  1.62         1.46         (.87)         .21
Net increase (decrease) in net asset
  value from operations                         1.67         1.50         (.84)         .22

LESS: DIVIDENDS
Dividends from net investment income            (.03)        (.01)        (.01)          -0-
Net asset value, end of period                $12.50       $10.86        $9.37       $10.22

TOTAL RETURN
Total investment return based on net
  asset value(e)                               15.41%       16.03%       (8.22)%       2.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $182,244     $174,262     $146,704      $88,579
Ratio to average net assets of:
  Expenses, net of waivers                      1.90%        2.18%        2.18%        2.42%(f)
  Expenses, before waivers                      2.04%        2.18%        2.18%        2.46%(f)
  Net investment income                          .43%(c)(d)   .39%         .27%         .08%(c)(f)
Portfolio turnover rate                           27%          27%          11%          14%




See footnote summary on page 33.


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN VALUE FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                  Class C
                                            ---------------------------------------------------
                                                                                     March 29,
                                                    Year Ended November 30,          2001(a) to
                                            -------------------------------------   November 30,
                                                2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.86        $9.37       $10.21       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)                         .05(c)(d)    .04          .03           -0-(c)(g)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                  1.63         1.46         (.86)         .21
Net increase (decrease) in net asset
  value from operations                         1.68         1.50         (.83)         .21

LESS: DIVIDENDS
Dividends from net investment income            (.03)        (.01)        (.01)          -0-
Net asset value, end of period                $12.51       $10.86        $9.37       $10.21

TOTAL RETURN
Total investment return based on net
  asset value(e)                               15.50%       16.03%       (8.13)%       2.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $98,512      $81,928      $61,459      $38,661
Ratio to average net assets of:
  Expenses, net of waivers                      1.88%        2.16%        2.16%        2.43%f)
  Expenses, before waivers                      2.03%        2.16%        2.16%        2.47%(f)
  Net investment income                          .45%(c)(d)   .42%         .28%         .06%(c)(f)
Portfolio turnover rate                           27%          27%          11%          14%




See footnote summary on page 33.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 31


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                          Class R
                                               -------------------------------
                                                                 November 3,
                                                 Year Ended       2003(h) to
                                                November 30,     November 30,
                                                    2004             2003
                                               --------------   --------------
Net asset value, beginning of period               $10.95          $10.91

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)                              .12(c)(d)       .01
Net realized and unrealized gain on
  investment and foreign currency
  transactions                                       1.64             .03
Net increase in net asset value from
  operations                                         1.76             .04

LESS: DIVIDENDS
Dividends from net investment income                 (.08)             -0-
Net asset value, end of period                     $12.63          $10.95

TOTAL RETURN
Total investment return based on net
  asset value(e)                                    16.11%            .37%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                                    $665             $10
Ratio to average net assets of:
  Expenses, net of waivers                           1.40%           1.81%(f)
  Expenses, before waivers                           1.54%           1.81%(f)
  Net investment income                              1.07%(c)(d)     1.16%(f)
Portfolio turnover rate                                27%             27%


See footnote summary on page 33.


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN VALUE FUND


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period



                                                             Advisor Class
                                            --------------------------------------------------
                                                                                     March 29,
                                                   Year Ended November 30,          2001(a) to
                                            -------------------------------------   November 30,
                                                2004         2003         2002         2001
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.01        $9.48       $10.29       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)                         .17(c)(d)    .14          .15          .08(c)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                  1.65         1.48         (.90)         .21
Net increase (decrease) in net asset
  value from operations                         1.82         1.62         (.75)         .29

LESS: DIVIDENDS
Dividends from net investment income            (.13)        (.09)        (.06)          -0-
Net asset value, end of period                $12.70       $11.01        $9.48       $10.29

TOTAL RETURN
Total investment return based on net
  asset value(e)                               16.68%       17.28%       (7.30)%       2.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $556,117     $370,847     $232,335      $11,447
Ratio to average net assets of:
  Expenses, net of waivers                       .88%        1.15%        1.23%        1.40%(f)
  Expenses, before waivers                      1.02%        1.15%        1.23%        1.44%(f)
  Net investment income                         1.47%(c)(d)  1.42%        1.55%        1.14%(c)(f)
Portfolio turnover rate                           27%          27%          11%          14%



(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of fees and expenses waived by the Adviser.

(d)  Net of fees and expenses waived by the Transfer Agent.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)  Annualized.

(g)  Amount is less than $.005.

(h)  Commencement of distribution.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 33


                        Report of Independent Registered Public Accounting Firm
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of AllianceBernstein Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AllianceBernstein Value Fund (one of the funds constituting the AllianceBernstein Trust) (the "Fund") as of November 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AllianceBernstein Value Fund at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
January 10, 2005


TAX INFORMATION (unaudited)

For the fiscal year ended November 30, 2004, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates a maximum amount of $6,370,588 as qualified dividend income, which is taxed at a maximum rate of 15%.

For corporate shareholders, 100% of the total ordinary income distribution paid during the current fiscal year ended November 30, 2004 qualifies for the corporate dividends received deduction.

Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns, will be included with your Form 1099-DIV which will be sent to you separately in January 2005.


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN VALUE FUND


                                                              Board of Trustees
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
Michael J. Downey(1)


OFFICERS

Marilyn G. Fedak(2), Senior Vice President
Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Ranjani H. Nagaswami(2), Senior Vice President
Thomas J. Bardong, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray
One International Place
Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672


(1)  Member of the Audit Committee and the Governance and Nominating Committee.

(2) Msrs. Fedak and Nagaswami are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 35


                                                         Management of the Fund
-------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

Board of Trustees Information

The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund's Trustees is set forth below.



                                                                               PORTFOLIOS
                                                                                 IN FUND           OTHER
   NAME, ADDRESS,                           PRINCIPAL                             COMPLEX       TRUSTEESHIP
    DATE OF BIRTH                           OCCUPATION(S)                         OVERSEEN BY       HELD BY
  (YEAR ELECTED*)                      DURING PAST  5 YEARS                      TRUSTEE          TRUSTEE
--------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

William H. Foulk, Jr., #            Investment adviser and an                       113             None
2 Sound View Drive                  independent consultant. He
Suite 100                           was formerly Senior Manager
Greenwich, CT 06830                 of Barrett Associates, Inc., a
9/7/32                              registered investment adviser,
(1998)                              with which he had been associ-
                                    ated since prior to 1999. He was
                                    formerly Deputy Comptroller and
                                    Chief Investment Officer of the
                                    State of New York and, prior
                                    thereto, Chief Investment Officer
                                    of the New York Bank for
                                    Savings.

Ruth Block, #, **                   Formerly an Executive Vice                       94             None
500 SE Mizner Blvd.                 President and Chief Insurance
Boca Raton, FL 33432                Officer of The Equitable Life
11/7/30                             Assurance Society of the United
(1987)                              States; Chairman and Chief
                                    Executive Officer of Evlico,
                                    Director of Avon, BP (oil and
                                    gas), Ecolab Incorporated
                                     (specialty chemicals), Tandem
                                    Financial Group, and Donaldson,
                                    Lufkin & Jenrette Securities
                                    Corporation, former Governor
                                    at Large National Association of
                                    Securities Dealers, Inc.

David H. Dievler, #                 Independent Consultant. Until                    95             None
P.O. Box 167                        December 1994 he was Senior
Spring Lake, NJ 07762               Vice President of Alliance Capital
10/23/29                            Management Corporation
(1987)                              ("ACMC") responsible for mutual
                                    fund administration. Prior to
                                    joining ACMC in 1984 he was
                                    Chief Financial Officer of
                                    Eberstadt Asset Management
                                    since 1968. Prior to that he was
                                    Senior Manager at Price
                                    Waterhouse & Co. Member of
                                    American Institute of Certified
                                    Public Accountants since 1953.



_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN VALUE FUND


                                                         Management of the Fund
-------------------------------------------------------------------------------



                                                                               PORTFOLIOS
                                                                                 IN FUND           OTHER
   NAME, ADDRESS,                           PRINCIPAL                             COMPLEX       TRUSTEESHIP
    DATE OF BIRTH                           OCCUPATION(S)                         OVERSEEN BY       HELD BY
  (YEAR ELECTED*)                      DURING PAST  5 YEARS                      TRUSTEE          TRUSTEE
--------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES
(continued)

John H. Dobkin, #                   Consultant. Formerly President                   95             None
P.O. Box 12                         of Save Venice, Inc. (preservation
Annandale, NY 12504                 organization) from 2001-2002,
2/19/42                             Senior Advisor from June 1999 -
(1998)                              June 2000 and President
                                    of Historic Hudson Valley
                                    (historic preservation) from
                                    December 1989-May 1999.
                                    Previously, Director of the
                                    National Academy of Design
                                    and during 1988-1992, he was
                                    Director and Chairman of the
                                    Audit Committee of ACMC.

Michael J. Downey                   Consultant since January 2004.                   66         Asia Pacific
c/o Alliance Capital                Formerly managing partner of                                  Fund, Inc.,
Management L.P.                     Lexington Capital, LLC (investment                             and The
1345 Avenue of the                  advisory firm) from 1997 until                               Merger Fund
Americas                            December 2003. Prior thereto,
New York, NY 10105                  Chairman and CEO of Prudential
1/26/44                             Mutual Fund Management
(2005)                              (1987-1993).

INTERESTED DIRECTOR

Marc O. Mayer, ++                   Executive Vice President of ACMC                 66             None
1345 Avenue of the                  since 2001; prior thereto, Chief
Americas                            Executive Officer of Sanford C.
New York, NY 10105                  Bernstein & Co., LLC and its
10/2/57                             predecessor since prior to 1999.
(2003)


*  There is no stated term of office for the Fund's Trustees.

** Ms. Block was an "interested person," as defined in the 1940 Act, until October 21, 2004 by reason of her ownership of 116 American Depositary Shares of AXA having a value of approximately $2,356. AXA is a controlling person of ACMC. Ms. Block received shares of The Equitable Companies Incorporated as part of the demutualization of The Equitable Life Assurance Society of the United States, which were subsequently converted through a corporate action into 116 American Depositary Shares of AXA.

#  Member of the Audit Committee and Governance and Nominating Committee.

++ Mr. Mayer is an "interested director", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC, investment adviser.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 37


                                                         Management of the Fund
-------------------------------------------------------------------------------

Officers of The Trust

Certain information concerning the Fund's Officers is listed below.



  NAME, ADDRESS*                         POSITION(S)                     PRINCIPAL OCCUPATION
AND DATE OF BIRTH                      HELD WITH FUND                     DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------

Marilyn G. Fedak                    Senior Vice President           Executive Vice President of Alliance
1/3/47                                                              Capital Management Corporation
                                                                    ("ACMC"),** since October 2000. She
                                                                    is Head of Sanford C. Bernstein & Co.,
                                                                    Inc. ("Bernstein"),** Value Equities
                                                                    Business and Co-Chief Investment
                                                                    Officer of U.S. Value Equities. Prior
                                                                    thereto, she was Chief Investment
                                                                    Officer and Chairman of the U.S. Equity
                                                                    Investment Policy Group at Bernstein,**
                                                                    since prior to 1999.

Philip L. Kirstein                  Senior Vice President           Senior Vice President and Independent
5/29/45                             and Independent                 Compliance Officer-Mutual Funds
                                    Compliance Officer              of ACMC with which he has been
                                                                    associated since October 2004.
                                                                    Prior thereto, he was Of Counsel to
                                                                    Kirkpatrick & Lockhart, LLP from 2003
                                                                    to October 2004, and General Counsel
                                                                    and First Vice President of Merrill Lynch
                                                                    Investment Managers since prior to
                                                                    1999.

Ranjani H. Nagaswami                Senior Vice President           Senior Vice President of ACMC,** with
11/13/63                                                            which she has been associated since
                                                                    October 2000. She is a Vice Chairman
                                                                    of AllianceBernstein Investment
                                                                    Research and Management, Inc.
                                                                    ("ABIRM") and Chief Investment Officer
                                                                    of AllianceBernstein Fund Investors
                                                                    since February 2004. Prior thereto, she
                                                                    was managing director and co-head of
                                                                    US Fixed Income at UBS Brinson since
                                                                    prior to 1999.

Thomas J. Bardong                   Vice President                  Senior Vice President of ACMC,** with
4/28/45                                                             which he has been associated since
                                                                    prior to 1999.

Mark R. Manley                      Secretary                       Senior Vice President, Deputy General
10/23/62                                                            Counsel and Chief Compliance Officer
                                                                    of ACMC,** with which he has been
                                                                    associated since prior to 1999.

Mark D. Gersten                     Treasurer and Chief             Senior Vice President of Alliance Global
10/4/50                             Financial Officer               Investor Services, Inc. ("AGIS"),** and
                                                                    Vice President of AllianceBernstein
                                                                    Investment Research and Management,
                                                                    Inc. ("ABIRM"),** with which he has
                                                                    been associated since prior to 1999.



_______________________________________________________________________________

38 o ALLIANCEBERNSTEIN VALUE FUND


                                                         Management of the Fund
-------------------------------------------------------------------------------


  NAME, ADDRESS*                         POSITION(S)                     PRINCIPAL OCCUPATION
AND DATE OF BIRTH                      HELD WITH FUND                     DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------

Vincent S. Noto                     Controller                      Vice President of AGIS,** with which
12/4/64                                                             he has been associated since prior to
                                                                    1999.



* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, Bernstein, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Trustees and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 39


                                              Alliancebernstein Family of Funds
-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Fund

Global & International

All-Asia Investment Fund
Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund**
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,*** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund.

** Effective February 1, 2005, Small Cap Value Fund will be renamed Small/Mid-Cap Value Fund.

*** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

40 o ALLIANCEBERNSTEIN VALUE FUND


ALLIANCEBERNSTEIN VALUE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO](AllianceBernstein SM)
Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


ACBVIVFAR1104

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 11(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund's last two fiscal years for professional services rendered for: (i) the audit of the Fund's annual financial statements included in the Fund's annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under (i), which include multi-class distribution testing, advice and education on accounting and auditing issues, and consent letters; and (iii) tax compliance, tax advice and tax return preparation.

                                                                       Audit-Related
                                                        Audit Fees         Fees             Tax Fees
----------------------------------------------------------------------------------------------------------
AllianceBernstein Global Value Fund          2003     $20,000          $2,050          $10,691
                                             2004     $27,000          $2,345          $16,955
AllianceBernstein International Value Fund   2003     $32,000          $2,495          $27,445
                                             2004     $35,000          $5,625          $25,355
AllianceBernstein Small Cap Value Fund       2003     $24,000          $2,215          $10,370
                                             2004     $27,000          $5,145          $14,135
AllianceBernstein Value Fund                 2003     $24,000          $2,217          $10,370
                                             2004     $27,000          $5,145          $20,135
----------------------------------------------------------------------------------------------------------


(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund's Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund's independent registered public accounting firm. The Fund's Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) - (c) are for services pre-approved by the Fund's Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund's Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund, which include conducting an annual internal control report pursuant to Statement on Auditing Standards No. 70 ("Service Affiliates"):


                                                                                              Total Amount of
                                                                                             Foregoing Column
                                                                                            Pre-approved by the
                                                                                              Audit Committee
                                                                     All Fees for         (Portion Comprised of
                                                                  Non-Audit Services        Audit Related Fees)
                                                                   Provided to the         (Portion Comprised of
                                                                Portfolio, the Adviser           Tax Fees)
                                                                and Service Affiliates
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Global Value Fund          2003              $661,141                  [  $299,741  ]
                                                                                         (  $289,050  )
                                                                                         (  $ 10,691  )
                                             2004              $1,157,401                [  $169,300  ]
                                                                                         (  $152,345  )
                                                                                         (  $ 16,955  )
AllianceBernstein International Value Fund   2003              $678,340                  [  $316,940  ]
                                                                                         (  $289,495  )
                                                                                         (  $ 27,445  )
                                             2004              $1,169,081                [  $180,980  ]
                                                                                         (  $155,625  )
                                                                                         (  $ 25,355  )
AllianceBernstein Small Cap Value Fund       2003              $660,985                  [  $299,585  ]
                                                                                         (  $289,215  )
                                                                                         (  $ 10,370  )
                                             2004              $1,157,380                [  $169,280  ]
                                                                                         (  $155,145  )
                                                                                         (  $ 14,135  )
AllianceBernstein Value Fund                 2003              $660,988                  [  $299,587  ]
                                                                                         (  $289,217  )
                                                                                         (  $ 10,370  )
                                             2004              $1,163,380                [  $175,280  ]
                                                                                         (  $155,145  )
                                                                                         (  $ 20,135  )
+  )


(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund's independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.       DESCRIPTION OF EXHIBIT
     -----------       ----------------------
     11 (a) (1)        Code of ethics that is subject to the disclosure
                       of Item 2 hereof

     11 (b) (1)        Certification of Principal Executive Officer
                       Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     11 (b) (2)        Certification of Principal Financial Officer
                       Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    January 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    January 27, 2005

By:      /s/ Mark D. Gersten
         -----------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    January 27, 2005